UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                Oaks, PA  19456
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2016

EXPLANATORY NOTE

Registrant is filing this amendment to its Form N-CSR for the fiscal year ended October 31, 2016, originally filed with the Securities and Exchange Commission on January 6, 2017 (Accession Number 0001135428-17-000017). The sole purpose of this filing is to change the date on the signed audit opinion in Item 1, which was inadvertently entered for the wrong date. There were no other changes to the report and no issues with respect to the audit opinion at the time of the original filing.

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]





                               WINTON DIVERSIFIED
                               OPPORTUNITIES FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 2016

[LOGO OMITTED]
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Information ............................................................  1
Letter to Shareholders ......................................................  2
Growth of a $10,000 Investment ..............................................  4
Consolidated Schedule of Investments ........................................  5
Consolidated Statement of Assets and Liabilities ............................ 21
Consolidated Statement of Operations ........................................ 22
Consolidated Statements of Changes in Net Assets ............................ 23
Consolidated Financial Highlights ........................................... 24
Notes to the Consolidated Financial Statements .............................. 25
Report of Independent Registered Public Accounting Firm ..................... 45
Trustees and Officers of the Fund ........................................... 46
Notice to Shareholders ...................................................... 50


The Fund files its complete consolidated schedule of investments of fund holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-866-330-9999; and (ii) on the SEC's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

[LOGO OMITTED]
--------------------------------------------------------------------------------

FUND INFORMATION
For the year ended October 31, 2016

REGISTERED OFFICE          P.O. Box 588
                           Portland, ME 04112

ADVISER                    Winton Capital US LLC
                           375 Park Avenue
                           New York, NY 10152

DISTRIBUTOR                SEI Investments Distribution Co.
                           One Freedom Valley Drive
                           Oaks, PA 19456

ADMINISTRATOR              SEI Investments Global Funds Services
                           One Freedom Valley Drive
                           Oaks, PA 19456

LEGAL COUNSEL              Morgan, Lewis & Bockius LLP
                           1701 Market Street
                           Philadelphia, PA 19103-2921

CUSTODIAN                  The Bank of New York Mellon
                           101 Barclay Street
                           New York, NY 10286

TRANSFER AGENT             Atlantic Shareholder Services, LLC
                           Three Canal Plaza
                           Portland, ME 04101

PRIME BROKER               Morgan Stanley & Co., LLC
                           One New York Plaza
                           New York, NY 10004

INDEPENDENT REGISTERED     KPMG LLP
PUBLIC ACCOUNTING FIRM     1601 Market Street
                           Philadelphia, PA 19103

                                           Winton Diversified Opportunities Fund
                                           For the year ended
[LOGO OMITTED]                             October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Performance Summary

The Winton Diversified Opportunities Fund's net asset value per share declined by -7.46% between November 1, 2015 and October 31, 2016. For comparison, the HFRX Global Hedge Fund Index fell -1.30% and 3-month USD Libor returned 0.67% over the same period.

Portfolio Review

The Winton Diversified Opportunities Fund (the "Fund") follows the Winton Diversified Program (Enhanced) (the "Program"), a systematic investment approach where decisions are driven by statistical inference based on the empirical analysis of data, rather than instinct or intuition. The Program is operated as an automated, computer-based system that uses leverage to invest long and short, across global futures, forwards and equities. It employs multiple strategies in over 100 markets.

Fund performance was challenging over the review period as exposure to stock markets pushed returns into negative territory. The cash equities sector had a particularly difficult start to 2016 with both momentum and fundamental signals detracting from returns, although performance from the latter signal has recovered since July. Meanwhile, the Program's overall position in stock indices turned short overall when equities sold off in the opening weeks of the year, detracted from returns when markets subsequently recovered, and was then long as markets fell after Brexit. In commodities, precious metals also weighed on returns due to Program positioning being short as gold rallied in the opening months of 2016 and long falling prices during May, August and October.

Futures sectors were profitable for the Fund overall with carry and trend-following signals both adding value. Long fixed income positioning was the main positive driver of performance for the 12 months as a whole due to some strong performance in the early part of the review period: EURIBOR and short sterling futures were the most profitable markets in short-term interest rates, while German bund and Japanese government bond futures led the contributors to returns in bonds. The Fund also held onto profits from a strong downwards trend in crude oil prices during the first half of the review period, which benefited the Program's short positions in energies.

                                           Winton Diversified Opportunities Fund
                                           For the year ended
[LOGO OMITTED]                             October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (continued)

Smaller profits were made in currencies and the sector was responsible for the top-two contributors to returns at the contract level: the British pound and the Japanese yen. The Program profited from sterling falling by a fifth against the greenback over the review period on concerns around the Brexit vote, while a longstanding position in the Japanese yen benefited from a 15% appreciation versus the US dollar, despite tightening policy in the US and further easing in Japan. These profits were reduced by losses from a short position in the euro.

In terms of Program development, Winton believes that financial markets can be studied using scientific methods in the same way as other natural phenomena,
giving   rise to inferential and ever-evolving investment systems. The Program is therefore backed by Winton's overarching research process which seeks improvements across the investment process. With this in mind, we transferred our futures system onto a new technology platform in November 2015. We believe that the new platform will make it easier to alter the system going forward. As part of this project, changes to our data processes also enhanced the level of control we have around checking incoming data as well as the calculations we subsequently perform on it.

While we were disappointed to see the Fund's net asset value per share decline over the review period, we do not expect the Program to deliver positive returns in every timeframe. We take comfort in our research and continue to believe that the Program has the potential to provide our investors with attractive diversification benefits and returns that are in line with the stated investment objective.

Sincerely,

Winton Capital US LLC ("Winton")



                        DEFINITION OF COMPARATIVE INDEX

THE HFRX GLOBAL HEDGE FUND INDEX is designed to be representative of the overall composition of the hedge fund universe.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURN+
--------------------------------------------------------------------------------
                                                 ONE             ANNUALIZED
                                             YEAR RETURN      INCEPTION TO DATE*
--------------------------------------------------------------------------------
Winton Diversified Opportunities Fund,
  Class I shares                               -7.46%             -9.18%
--------------------------------------------------------------------------------
HFRX Global Hedge Fund Index                   -1.30%              0.13%
--------------------------------------------------------------------------------


                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

Initial Investment Date                        9/30/15       10/31/15      1/31/16      4/30/16      7/31/16      10/31/16
Winton Diversified Opportunities, I Class      $10,000        $9,735       $9,982       $9,382        $9,620        $9,009
HFRX Global Hedged Fund Index                  $10,000       $10,146       $9,664       $9,793       $10,000       $10,014

* THE WINTON DIVERSIFIED OPPORTUNITIES FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2015.

+ IF THE ADVISER HAD NOT WAIVED A PORTION OF ITS FEE AND/OR REIMBURSED OTHER EXPENSES, THE FUND'S TOTAL RETURN MAY HAVE BEEN LOWER.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX. SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS

Below is a list of open equity swap contracts held by the Fund at October 31, 2016. All equity swap contracts are held with one counterparty, Morgan Stanley.

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
3M Co .............................  FEDEF-1D      10/04/17         199        32,895               --
AbbVie Inc ........................  FEDEF-1D      10/04/17         202        11,268               --
Accenture PLC .....................  FEDEF-1D      10/04/17         217        25,224               --
Activision Blizzard Inc ...........  FEDEF-1D      10/04/17         184         7,943               --
Aetna Inc .........................  FEDEF-1D      10/04/17          75         8,051               --
Aflac Inc .........................  FEDEF-1D      10/04/17         788        54,270               --
Air Products & Chemicals Inc ......  FEDEF-1D      10/04/17          40         5,337               --
Alaska Air Group Inc ..............  FEDEF-1D      10/04/17         552        39,865               --
Albemarle Corp ....................  FEDEF-1D      10/04/17         363        30,329               --
Allegion PLC ......................  FEDEF-1D      10/04/17          19         1,213               --
Alliance Data Systems Corp ........  FEDEF-1D      10/04/17          25         5,112               --
Allstate Corp .....................  FEDEF-1D      10/04/17         631        42,845               --
Altria Group Inc ..................  FEDEF-1D      10/04/17         529        34,977               --
Amazon.com Inc ....................  FEDEF-1D      10/04/17          22        17,376               --
AMC Networks Inc ..................  FEDEF-1D      10/04/17         123         6,018               --
Ameren Corp .......................  FEDEF-1D      10/04/17          51         2,547               --
American Express Co ...............  FEDEF-1D      10/04/17          70         4,649               --
Ameriprise Financial Inc ..........  FEDEF-1D      10/04/17         102         9,016               --
AmerisourceBergen Corp ............  FEDEF-1D      10/04/17         776        54,568               --
Amgen Inc .........................  FEDEF-1D      10/04/17         198        27,950               --
Amphenol Corp .....................  FEDEF-1D      10/04/17          84         5,538               --
Anthem Inc ........................  FEDEF-1D      10/04/17         152        18,523               --
Aon PLC ...........................  FEDEF-1D      10/04/17         183        20,282               --
Apartment Investment &
 Management Co ....................  FEDEF-1D      10/04/17         325        14,323               --
Apple Inc .........................  FEDEF-1D      10/04/17         440        49,958               --
Applied Materials Inc .............  FEDEF-1D      10/04/17       1,735        50,454               --
Assurant Inc ......................  FEDEF-1D      10/04/17         192        15,460               --
AT&T Inc ..........................  FEDEF-1D      10/04/17         592        21,780               --
Automatic Data Processing Inc .....  FEDEF-1D      10/04/17         367        31,951               --
AutoNation Inc ....................  FEDEF-1D      10/04/17         101         4,431               --
AutoZone Inc ......................  FEDEF-1D      10/04/17          38        28,202               --
AvalonBay Communities Inc .........  FEDEF-1D      10/04/17          65        11,127               --
Avery Dennison Corp ...............  FEDEF-1D      10/04/17         346        24,147               --
Bank of America Corp ..............  FEDEF-1D      10/04/17         971        16,022               --
Bank of New York Mellon Corp ......  FEDEF-1D      10/04/17         283        12,245               --
Baxter International Inc ..........  FEDEF-1D      10/04/17       1,312        62,438               --
Becton Dickinson and Co ...........  FEDEF-1D      10/04/17          59         9,907               --
Bed Bath & Beyond Inc .............  FEDEF-1D      10/04/17         898        36,297               --
Berkshire Hathaway Inc ............  FEDEF-1D      10/04/17         464        66,955               --
Best Buy Co Inc ...................  FEDEF-1D      10/04/17       1,105        42,996               --
Biogen Inc ........................  FEDEF-1D      10/04/17           4         1,121               --
BlackRock Inc                        FEDEF-1D      10/04/17          71        24,228               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
Boeing Co .........................  FEDEF-1D      10/04/17         159        22,646               --
BorgWarner Inc ....................  FEDEF-1D      10/04/17          41         1,469               --
Boston Properties Inc .............  FEDEF-1D      10/04/17          66         7,952               --
Brown-Forman Corp .................  FEDEF-1D      10/04/17         130         6,002               --
CA Inc ............................  FEDEF-1D      10/04/17         457        14,048               --
Cadence Design Systems Inc ........  FEDEF-1D      10/04/17         138         3,530               --
Camden Property Trust .............  FEDEF-1D      10/04/17          79         6,434               --
Campbell Soup Co ..................  FEDEF-1D      10/04/17         481        26,138               --
Capital One Financial Corp ........  FEDEF-1D      10/04/17         482        35,687               --
Cardinal Health Inc ...............  FEDEF-1D      10/04/17         912        62,645               --
Caterpillar Inc ...................  FEDEF-1D      10/04/17           3           250               --
CBS Corp ..........................  FEDEF-1D      10/04/17         285        16,137               --
CenturyLink Inc ...................  FEDEF-1D      10/04/17         168         4,465               --
CH Robinson Worldwide Inc .........  FEDEF-1D      10/04/17         401        27,316               --
Chubb Ltd .........................  FEDEF-1D      10/04/17         332        42,164               --
Church & Dwight Co Inc ............  FEDEF-1D      10/04/17         170         8,204               --
Cincinnati Financial Corp .........  FEDEF-1D      10/04/17         489        34,611               --
Cisco Systems Inc .................  FEDEF-1D      10/04/17       1,638        50,254               --
Citigroup Inc .....................  FEDEF-1D      10/04/17         203         9,977               --
Citrix Systems Inc ................  FEDEF-1D      10/04/17         299        25,355               --
Clorox Co .........................  FEDEF-1D      10/04/17         223        26,764               --
CME Group Inc .....................  FEDEF-1D      10/04/17           9           901               --
CMS Energy Corp ...................  FEDEF-1D      10/04/17          64         2,698               --
Coach Inc .........................  FEDEF-1D      10/04/17         512        18,376               --
Coca-Cola Co ......................  FEDEF-1D      10/04/17       1,368        58,003               --
Colgate-Palmolive Co ..............  FEDEF-1D      10/04/17          64         4,567               --
Comcast Corp ......................  FEDEF-1D      10/04/17         154         9,520               --
Comerica Inc ......................  FEDEF-1D      10/04/17          15           781               --
Computer Sciences Corp ............  FEDEF-1D      10/04/17         882        48,025               --
ConAgra Foods Inc .................  FEDEF-1D      10/04/17         110         5,300               --
Consolidated Edison Inc ...........  FEDEF-1D      10/04/17         207        15,639               --
Constellation Brands Inc ..........  FEDEF-1D      10/04/17          89        14,874               --
Corning Inc .......................  FEDEF-1D      10/04/17         820        18,622               --
Costco Wholesale Corp .............  FEDEF-1D      10/04/17          50         7,394               --
Cummins Inc .......................  FEDEF-1D      10/04/17         204        26,075               --
CVS Health Corp ...................  FEDEF-1D      10/04/17         366        30,781               --
Danaher Corp ......................  FEDEF-1D      10/04/17          79         6,205               --
Darden Restaurants Inc ............  FEDEF-1D      10/04/17         266        17,234               --
DaVita Inc ........................  FEDEF-1D      10/04/17         255        14,948               --
DENTSPLY SIRONA Inc ...............  FEDEF-1D      10/04/17         379        21,819               --
Discover Financial Services .......  FEDEF-1D      10/04/17         543        30,587               --
Dollar General Corp ...............  FEDEF-1D      10/04/17         208        14,371               --
Dollar Tree Inc ...................  FEDEF-1D      10/04/17          29         2,191               --
Dover Corp ........................  FEDEF-1D      10/04/17          63         4,214               --
Dow Chemical Co ...................  FEDEF-1D      10/04/17         968        52,088               --
DR Horton Inc .....................  FEDEF-1D      10/04/17       1,497        43,159               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
Dr Pepper Snapple Group Inc .......  FEDEF-1D      10/04/17         334        29,322               --
Eastman Chemical Co ...............  FEDEF-1D      10/04/17         168        12,081               --
Eaton Corp PLC ....................  FEDEF-1D      10/04/17         351        22,383               --
eBay Inc ..........................  FEDEF-1D      10/04/17       1,529        43,592               --
Edison International ..............  FEDEF-1D      10/04/17          90         6,613               --
Edwards Lifesciences Corp .........  FEDEF-1D      10/04/17         294        27,995               --
EI du Pont de Nemours & Co ........  FEDEF-1D      10/04/17         232        15,959               --
Electronic Arts Inc ...............  FEDEF-1D      10/04/17         191        14,997               --
Emerson Electric Co ...............  FEDEF-1D      10/04/17         673        34,108               --
Equifax Inc .......................  FEDEF-1D      10/04/17          89        11,033               --
Equinix Inc .......................  FEDEF-1D      10/04/17          14         5,002               --
Equity Residential ................  FEDEF-1D      10/04/17         595        36,741               --
Estee Lauder Cos Inc ..............  FEDEF-1D      10/04/17         479        41,735               --
Everest Re Group Ltd ..............  FEDEF-1D      10/04/17         229        46,606               --
Eversource Energy .................  FEDEF-1D      10/04/17          10           551               --
Expeditors International of
 Washington Inc ...................  FEDEF-1D      10/04/17         419        21,566               --
Express Scripts Holding Co ........  FEDEF-1D      10/04/17          69         4,651               --
F5 Networks Inc ...................  FEDEF-1D      10/04/17         205        28,333               --
Facebook Inc ......................  FEDEF-1D      10/04/17          27         3,537               --
Fastenal Co .......................  FEDEF-1D      10/04/17         497        19,373               --
Federal Realty Investment Trust ...  FEDEF-1D      10/04/17          82        11,909               --
Fifth Third Bancorp ...............  FEDEF-1D      10/04/17       1,387        30,181               --
First Solar Inc ...................  FEDEF-1D      10/04/17          64         2,591               --
Fiserv Inc ........................  FEDEF-1D      10/04/17         390        38,407               --
FLIR Systems Inc ..................  FEDEF-1D      10/04/17          53         1,745               --
Fluor Corp ........................  FEDEF-1D      10/04/17         471        24,487               --
FMC Technologies Inc ..............  FEDEF-1D      10/04/17         279         9,003               --
Foot Locker Inc ...................  FEDEF-1D      10/04/17         365        24,371               --
Ford Motor Co .....................  FEDEF-1D      10/04/17       5,299        62,210               --
Franklin Resources Inc ............  FEDEF-1D      10/04/17         342        11,512               --
Gap Inc ...........................  FEDEF-1D      10/04/17       1,315        36,281               --
Garmin Ltd ........................  FEDEF-1D      10/04/17         771        37,286               --
General Electric Co ...............  FEDEF-1D      10/04/17       1,052        30,613               --
General Growth Properties Inc .....  FEDEF-1D      10/04/17          89         2,221               --
General Mills Inc .................  FEDEF-1D      10/04/17         189        11,714               --
Genuine Parts Co ..................  FEDEF-1D      10/04/17         602        54,535               --
Gilead Sciences Inc ...............  FEDEF-1D      10/04/17         616        45,356               --
Goodyear Tire & Rubber Co .........  FEDEF-1D      10/04/17          99         2,874               --
H&R Block Inc .....................  FEDEF-1D      10/04/17          32           735               --
Harley-Davidson Inc ...............  FEDEF-1D      10/04/17         267        15,224               --
Hartford Financial Services
  Group Inc .......................  FEDEF-1D      10/04/17       1,044        46,051               --
Hasbro Inc ........................  FEDEF-1D      10/04/17         292        24,356               --
Helmerich & Payne Inc .............  FEDEF-1D      10/04/17         106         6,690               --
Henry Schein Inc ..................  FEDEF-1D      10/04/17          29         4,327               --
Hewlett Packard Enterprise Co .....  FEDEF-1D      10/04/17         217         4,876               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
Home Depot Inc ....................  FEDEF-1D      10/04/17         426        51,976               --
Honeywell International Inc .......  FEDEF-1D      10/04/17         370        40,582               --
Hormel Foods Corp .................  FEDEF-1D      10/04/17         700        26,950               --
HP Inc ............................  FEDEF-1D      10/04/17       4,233        61,336               --
Huntington Bancshares Inc .........  FEDEF-1D      10/04/17         213         2,258               --
IDEXX Laboratories Inc ............  FEDEF-1D      10/04/17         204        21,857               --
Illinois Tool Works Inc ...........  FEDEF-1D      10/04/17         202        22,941               --
Illumina Inc ......................  FEDEF-1D      10/04/17           9         1,225               --
Ingersoll-Rand PLC ................  FEDEF-1D      10/04/17         276        18,572               --
Ingredion Inc .....................  FEDEF-1D      10/04/17          70         9,182               --
Intel Corp ........................  FEDEF-1D      10/04/17         590        20,573               --
Intercontinental Exchange Inc .....  FEDEF-1D      10/04/17          17         4,597               --
International Business Machines
  Corp ............................  FEDEF-1D      10/04/17         279        42,880               --
Interpublic Group of Cos Inc ......  FEDEF-1D      10/04/17       1,341        30,025               --
Intuit Inc ........................  FEDEF-1D      10/04/17          36         3,915               --
Intuitive Surgical Inc ............  FEDEF-1D      10/04/17          29        19,490               --
Iron Mountain Inc .................  FEDEF-1D      10/04/17          75         2,530               --
JB Hunt Transport Services Inc ....  FEDEF-1D      10/04/17         146        11,915               --
JM Smucker Co .....................  FEDEF-1D      10/04/17         103        13,525               --
Johnson & Johnson .................  FEDEF-1D      10/04/17         337        39,089               --
JPMorgan Chase & Co ...............  FEDEF-1D      10/04/17         515        35,669               --
Juniper Networks Inc ..............  FEDEF-1D      10/04/17         331         8,719               --
Kellogg Co ........................  FEDEF-1D      10/04/17          86         6,461               --
KeyCorp ...........................  FEDEF-1D      10/04/17          21           297               --
Kimberly-Clark Corp ...............  FEDEF-1D      10/04/17         431        49,311               --
Kimco Realty Corp .................  FEDEF-1D      10/04/17         970        25,812               --
Kohl's Corp .......................  FEDEF-1D      10/04/17         625        27,344               --
Kraft Heinz Co ....................  FEDEF-1D      10/04/17          22         1,957               --
Lam Research Corp .................  FEDEF-1D      10/04/17         622        60,247               --
Leggett & Platt Inc ...............  FEDEF-1D      10/04/17         633        29,042               --
Lennar Corp .......................  FEDEF-1D      10/04/17         141         5,878               --
Lincoln National Corp .............  FEDEF-1D      10/04/17         209        10,260               --
LKQ Corp ..........................  FEDEF-1D      10/04/17         505        16,301               --
Lockheed Martin Corp ..............  FEDEF-1D      10/04/17          61        15,029               --
Lowe's Cos Inc ....................  FEDEF-1D      10/04/17         396        26,393               --
LyondellBasell Industries NV ......  FEDEF-1D      10/04/17         546        43,434               --
M&T Bank Corp .....................  FEDEF-1D      10/04/17           8           982               --
Macerich Co .......................  FEDEF-1D      10/04/17          32         2,265               --
Macy's Inc ........................  FEDEF-1D      10/04/17         402        14,669               --
Marathon Petroleum Corp ...........  FEDEF-1D      10/04/17         197         8,587               --
Marsh & McLennan Cos Inc ..........  FEDEF-1D      10/04/17         632        40,062               --
Masco Corp ........................  FEDEF-1D      10/04/17         583        18,003               --
Mastercard Inc ....................  FEDEF-1D      10/04/17          61         6,528               --
Mattel Inc ........................  FEDEF-1D      10/04/17         987        31,120               --
McCormick & Co Inc ................  FEDEF-1D      10/04/17         290        27,802               --
McDonald's Corp ...................  FEDEF-1D      10/04/17         753        84,765               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
McKesson Corp .....................  FEDEF-1D      10/04/17          87        11,064               --
Mead Johnson Nutrition Co .........  FEDEF-1D      10/04/17          67         5,010               --
Medtronic PLC .....................  FEDEF-1D      10/04/17          27         2,215               --
Merck & Co Inc ....................  FEDEF-1D      10/04/17          69         4,052               --
MetLife Inc .......................  FEDEF-1D      10/04/17         247        11,599               --
Microchip Technology Inc ..........  FEDEF-1D      10/04/17         239        14,471               --
Microsoft Corp ....................  FEDEF-1D      10/04/17         623        37,330               --
Mohawk Industries Inc .............  FEDEF-1D      10/04/17          34         6,266               --
Molson Coors Brewing Co ...........  FEDEF-1D      10/04/17         124        12,872               --
Mondelez International Inc ........  FEDEF-1D      10/04/17         953        42,828               --
Monsanto Co .......................  FEDEF-1D      10/04/17           5           504               --
Motorola Solutions Inc ............  FEDEF-1D      10/04/17         254        18,435               --
Mylan NV ..........................  FEDEF-1D      10/04/17          25           913               --
Nasdaq Inc ........................  FEDEF-1D      10/04/17         462        29,554               --
NetApp Inc ........................  FEDEF-1D      10/04/17         790        26,813               --
Newmont Mining Corp ...............  FEDEF-1D      10/04/17         210         7,778               --
NextEra Energy Inc ................  FEDEF-1D      10/04/17         173        22,144               --
NIKE Inc ..........................  FEDEF-1D      10/04/17         154         7,728               --
NiSource Inc ......................  FEDEF-1D      10/04/17         343         7,978               --
Nordstrom Inc .....................  FEDEF-1D      10/04/17         482        25,064               --
Norfolk Southern Corp .............  FEDEF-1D      10/04/17           6           558               --
Northern Trust Corp ...............  FEDEF-1D      10/04/17          34         2,462               --
Northrop Grumman Corp .............  FEDEF-1D      10/04/17         161        36,869               --
Nucor Corp ........................  FEDEF-1D      10/04/17         797        38,933               --
NVIDIA Corp .......................  FEDEF-1D      10/04/17         931        66,250               --
NVR Inc ...........................  FEDEF-1D      10/04/17          12        18,276               --
Omnicom Group Inc .................  FEDEF-1D      10/04/17         920        73,434               --
Oracle Corp .......................  FEDEF-1D      10/04/17       1,690        64,930               --
O'Reilly Automotive Inc ...........  FEDEF-1D      10/04/17          92        24,328               --
PACCAR Inc ........................  FEDEF-1D      10/04/17          81         4,449               --
Palo Alto Networks Inc ............  FEDEF-1D      10/04/17          14         2,154               --
Parker-Hannifin Corp ..............  FEDEF-1D      10/04/17          38         4,665               --
Paychex Inc .......................  FEDEF-1D      10/04/17         175         9,660               --
PepsiCo Inc .......................  FEDEF-1D      10/04/17         206        22,083               --
PerkinElmer Inc ...................  FEDEF-1D      10/04/17         179         9,109               --
Philip Morris International Inc ...  FEDEF-1D      10/04/17         489        47,159               --
PNC Financial Services Group Inc ..  FEDEF-1D      10/04/17         403        38,527               --
PPG Industries Inc ................  FEDEF-1D      10/04/17         433        40,325               --
PPL Corp ..........................  FEDEF-1D      10/04/17         530        18,200               --
Praxair Inc .......................  FEDEF-1D      10/04/17          17         1,990               --
Priceline Group Inc ...............  FEDEF-1D      10/04/17           7        10,320               --
Principal Financial Group Inc .....  FEDEF-1D      10/04/17          66         3,604               --
Procter & Gamble Co ...............  FEDEF-1D      10/04/17         295        25,606               --
Progressive Corp ..................  FEDEF-1D      10/04/17       1,687        53,157               --
Prudential Financial Inc ..........  FEDEF-1D      10/04/17         403        34,170               --
Public Storage ....................  FEDEF-1D      10/04/17          63        13,464               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
PVH Corp ..........................  FEDEF-1D      10/04/17         165        17,652               --
Qorvo Inc .........................  FEDEF-1D      10/04/17          44         2,449               --
QUALCOMM Inc ......................  FEDEF-1D      10/04/17         289        19,860               --
Quest Diagnostics Inc .............  FEDEF-1D      10/04/17         163        13,275               --
Ralph Lauren Corp .................  FEDEF-1D      10/04/17         101         9,908               --
Raytheon Co .......................  FEDEF-1D      10/04/17         121        16,530               --
Realty Income Corp ................  FEDEF-1D      10/04/17         417        24,703               --
Regions Financial Corp ............  FEDEF-1D      10/04/17       1,894        20,285               --
Republic Services Inc .............  FEDEF-1D      10/04/17         356        18,736               --
ResMed Inc ........................  FEDEF-1D      10/04/17         173        10,340               --
Reynolds American Inc .............  FEDEF-1D      10/04/17         517        28,476               --
Robert Half International Inc .....  FEDEF-1D      10/04/17         128         4,790               --
Rockwell Automation Inc ...........  FEDEF-1D      10/04/17          80         9,578               --
Rockwell Collins Inc ..............  FEDEF-1D      10/04/17         440        37,101               --
Roper Technologies Inc ............  FEDEF-1D      10/04/17         115        19,931               --
Ross Stores Inc ...................  FEDEF-1D      10/04/17         488        30,520               --
SCANA Corp ........................  FEDEF-1D      10/04/17          34         2,494               --
Scripps Networks Interactive Inc ..  FEDEF-1D      10/04/17         799        51,424               --
Seagate Technology PLC ............  FEDEF-1D      10/04/17         264         9,058               --
Sherwin-Williams Co ...............  FEDEF-1D      10/04/17         127        31,097               --
Simon Property Group Inc ..........  FEDEF-1D      10/04/17          43         7,996               --
SL Green Realty Corp ..............  FEDEF-1D      10/04/17          10           982               --
Snap-on Inc .......................  FEDEF-1D      10/04/17         114        17,567               --
Southwest Airlines Co .............  FEDEF-1D      10/04/17         394        15,780               --
Staples Inc .......................  FEDEF-1D      10/04/17       1,239         9,169               --
Starbucks Corp ....................  FEDEF-1D      10/04/17         600        31,842               --
State Street Corp .................  FEDEF-1D      10/04/17          94         6,600               --
SunTrust Banks Inc ................  FEDEF-1D      10/04/17         601        27,183               --
Sysco Corp ........................  FEDEF-1D      10/04/17         501        24,108               --
T Rowe Price Group Inc ............  FEDEF-1D      10/04/17         724        46,343               --
Target Corp .......................  FEDEF-1D      10/04/17         502        34,502               --
TE Connectivity Ltd ...............  FEDEF-1D      10/04/17         140         8,802               --
TEGNA Inc .........................  FEDEF-1D      10/04/17         508         9,967               --
Tesoro Corp .......................  FEDEF-1D      10/04/17         390        33,138               --
Texas Instruments Inc .............  FEDEF-1D      10/04/17         130         9,211               --
Thermo Fisher Scientific Inc ......  FEDEF-1D      10/04/17         181        26,612               --
Tiffany & Co ......................  FEDEF-1D      10/04/17         179        13,142               --
Time Warner Inc ...................  FEDEF-1D      10/04/17         195        17,353               --
TJX Cos Inc .......................  FEDEF-1D      10/04/17         400        29,500               --
Total System Services Inc .........  FEDEF-1D      10/04/17         150         7,482               --
Travelers Cos Inc .................  FEDEF-1D      10/04/17         791        85,570               --
Twenty-First Century Fox Inc ......  FEDEF-1D      10/04/17         982        25,797               --
Tyson Foods Inc ...................  FEDEF-1D      10/04/17         980        69,433               --
UDR Inc ...........................  FEDEF-1D      10/04/17         111         3,882               --
United Parcel Service Inc .........  FEDEF-1D      10/04/17          18         1,940               --
United Technologies Corp ..........  FEDEF-1D      10/04/17          29         2,964               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
United Therapeutics Corp ..........  FEDEF-1D      10/04/17         338        40,584               --
UnitedHealth Group Inc ............  FEDEF-1D      10/04/17          88        12,437               --
Universal Health Services Inc .....  FEDEF-1D      10/04/17           9         1,086               --
Unum Group ........................  FEDEF-1D      10/04/17         860        30,444               --
US Bancorp ........................  FEDEF-1D      10/04/17         738        33,033               --
Valero Energy Corp ................  FEDEF-1D      10/04/17         842        49,880               --
Ventas Inc ........................  FEDEF-1D      10/04/17         141         9,553               --
VeriSign Inc ......................  FEDEF-1D      10/04/17         260        21,845               --
Verisk Analytics Inc ..............  FEDEF-1D      10/04/17          31         2,528               --
Verizon Communications Inc ........  FEDEF-1D      10/04/17         985        47,379               --
Viacom Inc ........................  FEDEF-1D      10/04/17         469        17,616               --
Visa Inc ..........................  FEDEF-1D      10/04/17         167        13,779               --
Wal-Mart Stores Inc ...............  FEDEF-1D      10/04/17         275        19,256               --
Walt Disney Co ....................  FEDEF-1D      10/04/17         229        21,226               --
Waste Management Inc ..............  FEDEF-1D      10/04/17         240        15,758               --
Waters Corp .......................  FEDEF-1D      10/04/17          14         1,948               --
WEC Energy Group Inc ..............  FEDEF-1D      10/04/17         151         9,018               --
Wells Fargo & Co ..................  FEDEF-1D      10/04/17       1,019        46,884               --
Welltower Inc .....................  FEDEF-1D      10/04/17         180        12,335               --
Western Digital Corp ..............  FEDEF-1D      10/04/17          59         3,448               --
Western Union Co ..................  FEDEF-1D      10/04/17       2,865        57,501               --
Whirlpool Corp ....................  FEDEF-1D      10/04/17          81        12,135               --
Williams-Sonoma Inc ...............  FEDEF-1D      10/04/17          67         3,097               --
Wyndham Worldwide Corp ............  FEDEF-1D      10/04/17         313        20,608               --
Xerox Corp ........................  FEDEF-1D      10/04/17         281         2,745               --
Xilinx Inc ........................  FEDEF-1D      10/04/17         474        24,112               --
Xylem Inc .........................  FEDEF-1D      10/04/17          27         1,305               --
Yum! Brands Inc ...................  FEDEF-1D      10/04/17          94         8,110               --
Zoetis Inc ........................  FEDEF-1D      10/04/17          30         1,434               --
Abbott Laboratories ...............  (FEDEF-1D)    10/04/17          (2)          (78)              --
Adobe Systems Inc .................  (FEDEF-1D)    10/04/17         (14)       (1,505)              --
Advance Auto Parts Inc ............  (FEDEF-1D)    10/04/17         (61)       (8,545)              --
AES Corp ..........................  (FEDEF-1D)    10/04/17      (1,045)      (12,300)              --
Affiliated Managers Group Inc .....  (FEDEF-1D)    10/04/17        (190)      (25,205)              --
Agilent Technologies Inc ..........  (FEDEF-1D)    10/04/17        (566)      (24,661)              --
Akamai Technologies Inc ...........  (FEDEF-1D)    10/04/17        (507)      (35,221)              --
Alexandria Real Estate Equities Inc  (FEDEF-1D)    10/04/17        (172)      (18,543)              --
Alexion Pharmaceuticals Inc .......  (FEDEF-1D)    10/04/17        (165)      (21,533)              --
Allergan PLC ......................  (FEDEF-1D)    10/04/17        (114)      (23,819)              --
Alphabet Inc ......................  (FEDEF-1D)    10/04/17          (2)       (1,569)              --
American Airlines Group Inc .......  (FEDEF-1D)    10/04/17         (68)       (2,761)              --
American Electric Power Co Inc ....  (FEDEF-1D)    10/04/17         (18)       (1,167)              --
American International Group Inc ..  (FEDEF-1D)    10/04/17        (737)      (45,473)              --
American Tower Corp ...............  (FEDEF-1D)    10/04/17        (112)      (13,125)              --
AMETEK Inc ........................  (FEDEF-1D)    10/04/17        (102)       (4,498)              --
Anadarko Petroleum Corp ...........  (FEDEF-1D)    10/04/17         (24)       (1,427)              --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
Analog Devices Inc ................  (FEDEF-1D)    10/04/17         (42)       (2,692)            --
Apache Corp .......................  (FEDEF-1D)    10/04/17         (18)       (1,071)            --
Archer-Daniels-Midland Co .........  (FEDEF-1D)    10/04/17         (97)       (4,226)            --
Arconic Inc .......................  (FEDEF-1D)    10/04/17        (302)       (8,673)            --
Autodesk Inc ......................  (FEDEF-1D)    10/04/17         (82)       (5,927)            --
Baker Hughes Inc ..................  (FEDEF-1D)    10/04/17        (174)       (9,640)            --
Ball Corp .........................  (FEDEF-1D)    10/04/17        (319)      (24,585)            --
BB&T Corp .........................  (FEDEF-1D)    10/04/17          (6)         (235)            --
Boston Scientific Corp ............  (FEDEF-1D)    10/04/17        (287)       (6,314)            --
Bristol-Myers Squibb Co ...........  (FEDEF-1D)    10/04/17        (521)      (26,524)            --
Cabot Oil & Gas Corp ..............  (FEDEF-1D)    10/04/17        (297)       (6,201)            --
CarMax Inc ........................  (FEDEF-1D)    10/04/17        (517)      (25,819)            --
Carnival Corp .....................  (FEDEF-1D)    10/04/17          (1)          (49)            --
CBRE Group Inc ....................  (FEDEF-1D)    10/04/17        (783)      (20,170)            --
Celgene Corp ......................  (FEDEF-1D)    10/04/17        (123)      (12,568)            --
CenterPoint Energy Inc ............  (FEDEF-1D)    10/04/17      (1,425)      (32,490)            --
Cerner Corp .......................  (FEDEF-1D)    10/04/17        (196)      (11,482)            --
CF Industries Holdings Inc ........  (FEDEF-1D)    10/04/17        (159)       (3,818)            --
Charles Schwab Corp ...............  (FEDEF-1D)    10/04/17        (123)       (3,899)            --
Chevron Corp ......................  (FEDEF-1D)    10/04/17        (446)      (46,719)            --
Chipotle Mexican Grill Inc ........  (FEDEF-1D)    10/04/17         (31)      (11,184)            --
Cigna Corp ........................  (FEDEF-1D)    10/04/17         (32)       (3,803)            --
Cintas Corp .......................  (FEDEF-1D)    10/04/17        (157)      (16,747)            --
Cognizant Technology Solutions
  Corp ............................  (FEDEF-1D)    10/04/17        (152)       (7,805)            --
ConocoPhillips ....................  (FEDEF-1D)    10/04/17         (41)       (1,781)            --
Cooper Cos Inc ....................  (FEDEF-1D)    10/04/17          (4)         (704)            --
CR Bard Inc .......................  (FEDEF-1D)    10/03/17         (38)       (8,234)            --
Crown Castle International Corp ...  (FEDEF-1D)    10/04/17        (151)      (13,739)            --
CSX Corp ..........................  (FEDEF-1D)    10/04/17         (99)       (3,020)            --
Deere & Co ........................  (FEDEF-1D)    10/04/17         (57)       (5,033)            --
Delphi Automotive PLC .............  (FEDEF-1D)    10/04/17         (86)       (5,596)            --
Delta Air Lines Inc ...............  (FEDEF-1D)    10/04/17         (30)       (1,253)            --
Devon Energy Corp .................  (FEDEF-1D)    10/04/17         (27)       (1,023)            --
Diamond Offshore Drilling Inc .....  (FEDEF-1D)    10/04/17         (81)       (1,336)            --
Discovery Communications Inc ......  (FEDEF-1D)    10/04/17         (90)       (2,260)            --
Discovery Communications Inc ......  (FEDEF-1D)    10/04/17         (83)       (2,167)            --
Dominion Resources Inc ............  (FEDEF-1D)    10/04/17        (431)      (32,411)            --
DTE Energy Co .....................  (FEDEF-1D)    10/04/17         (92)       (8,833)            --
Duke Energy Corp ..................  (FEDEF-1D)    10/04/17         (90)       (7,202)            --
E*TRADE Financial Corp ............  (FEDEF-1D)    10/04/17        (141)       (3,971)            --
Ecolab Inc ........................  (FEDEF-1D)    10/04/17         (94)      (10,732)            --
Eli Lilly & Co ....................  (FEDEF-1D)    10/04/17        (112)       (8,270)            --
Entergy Corp ......................  (FEDEF-1D)    10/04/17        (455)      (33,524)            --
EOG Resources Inc .................  (FEDEF-1D)    10/04/17        (107)       (9,675)            --
EQT Corp ..........................  (FEDEF-1D)    10/04/17         (18)       (1,188)            --
Essex Property Trust Inc ..........  (FEDEF-1D)    10/04/17         (41)       (8,778)            --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
Exelon Corp .......................  (FEDEF-1D)    10/04/17        (114)       (3,884)            --
Expedia Inc .......................  (FEDEF-1D)    10/04/17         (37)       (4,782)            --
Exxon Mobil Corp ..................  (FEDEF-1D)    10/04/17         (89)       (7,415)            --
FedEx Corp ........................  (FEDEF-1D)    10/04/17        (114)      (19,872)            --
Fidelity National Information
  Services Inc ....................  (FEDEF-1D)    10/04/17        (562)      (41,543)            --
FirstEnergy Corp ..................  (FEDEF-1D)    10/04/17         (79)       (2,709)            --
Flowserve Corp ....................  (FEDEF-1D)    10/04/17         (52)       (2,202)            --
FMC Corp ..........................  (FEDEF-1D)    10/04/17         (98)       (4,595)            --
Frontier Communications Corp ......  (FEDEF-1D)    10/04/17      (2,014)       (8,096)            --
General Dynamics Corp .............  (FEDEF-1D)    10/04/17         (52)       (7,838)            --
General Motors Co .................  (FEDEF-1D)    10/04/17         (65)       (2,054)            --
Goldman Sachs Group Inc ...........  (FEDEF-1D)    10/04/17         (31)       (5,525)            --
Halliburton Co ....................  (FEDEF-1D)    10/04/17        (348)      (16,008)            --
Hanesbrands Inc ...................  (FEDEF-1D)    10/04/17        (318)       (8,173)            --
Harman International
  Industries Inc ..................  (FEDEF-1D)    10/04/17         (95)       (7,572)            --
Harris Corp .......................  (FEDEF-1D)    10/04/17        (145)      (12,935)            --
HCP Inc ...........................  (FEDEF-1D)    10/04/17        (420)      (14,385)            --
Hershey Co ........................  (FEDEF-1D)    10/04/17         (66)       (6,762)            --
Hess Corp .........................  (FEDEF-1D)    10/04/17         (28)       (1,343)            --
HollyFrontier Corp ................  (FEDEF-1D)    10/04/17         (71)       (1,771)            --
Hologic Inc .......................  (FEDEF-1D)    10/04/17        (240)       (8,642)            --
Host Hotels & Resorts Inc .........  (FEDEF-1D)    10/04/17        (226)       (3,498)            --
Humana Inc ........................  (FEDEF-1D)    10/04/17         (24)       (4,117)            --
International Flavors &
  Fragrances Inc ..................  (FEDEF-1D)    10/04/17         (17)       (2,223)            --
International Paper Co ............  (FEDEF-1D)    10/04/17        (125)       (5,629)            --
Invesco Ltd .......................  (FEDEF-1D)    10/04/17        (137)       (3,848)            --
Jacobs Engineering Group Inc ......  (FEDEF-1D)    10/04/17         (36)       (1,857)            --
Johnson Controls International PLC   (FEDEF-1D)    10/04/17        (626)      (25,240)            --
Kansas City Southern ..............  (FEDEF-1D)    10/04/17         (35)       (3,072)            --
Kinder Morgan Inc .................  (FEDEF-1D)    10/04/17        (235)       (4,801)            --
Kroger Co .........................  (FEDEF-1D)    10/04/17         (86)       (2,664)            --
L Brands Inc ......................  (FEDEF-1D)    10/04/17         (83)       (5,992)            --
L-3 Communications Holdings Inc ...  (FEDEF-1D)    10/04/17         (94)      (12,872)            --
Laboratory Corp of America
  Holdings ........................  (FEDEF-1D)    10/04/17         (36)       (4,512)            --
Legg Mason Inc ....................  (FEDEF-1D)    10/04/17        (101)       (2,901)            --
Leucadia National Corp ............  (FEDEF-1D)    10/04/17        (957)      (17,867)            --
Level 3 Communications Inc ........  (FEDEF-1D)    10/04/17         (88)       (4,941)            --
Linear Technology Corp ............  (FEDEF-1D)    10/04/17        (163)       (9,790)            --
Loews Corp ........................  (FEDEF-1D)    10/04/17        (316)      (13,597)            --
Marathon Oil Corp .................  (FEDEF-1D)    10/04/17         (70)         (923)            --
Marriott International Inc ........  (FEDEF-1D)    10/04/17         (18)       (1,237)            --
Michael Kors Holdings Ltd .........  (FEDEF-1D)    10/04/17         (35)       (1,777)            --
Micron Technology Inc .............  (FEDEF-1D)    10/04/17        (165)       (2,831)            --
Monster Beverage Corp .............  (FEDEF-1D)    10/04/17          (8)       (1,155)            --
Moody's Corp ......................  (FEDEF-1D)    10/04/17        (115)      (11,560)            --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
Mosaic Co .........................  (FEDEF-1D)    10/04/17        (152)       (3,577)            --
Murphy Oil Corp ...................  (FEDEF-1D)    10/04/17         (36)         (931)            --
National Oilwell Varco Inc ........  (FEDEF-1D)    10/04/17         (93)       (2,985)            --
Navient Corp ......................  (FEDEF-1D)    10/04/17        (104)       (1,329)            --
Netflix Inc .......................  (FEDEF-1D)    10/04/17          (4)         (499)            --
New York Community Bancorp Inc ....  (FEDEF-1D)    10/04/17      (1,536)      (22,057)            --
Newell Brands Inc .................  (FEDEF-1D)    10/04/17        (126)       (6,051)            --
News Corp .........................  (FEDEF-1D)    10/04/17        (381)       (4,618)            --
News Corp .........................  (FEDEF-1D)    10/04/17        (167)       (2,071)            --
Noble Energy Inc ..................  (FEDEF-1D)    10/04/17         (51)       (1,758)            --
NRG Energy Inc ....................  (FEDEF-1D)    10/04/17        (105)       (1,116)            --
Occidental Petroleum Corp .........  (FEDEF-1D)    10/04/17        (721)      (52,568)            --
ONEOK Inc .........................  (FEDEF-1D)    10/04/17         (32)       (1,550)            --
Owens-Illinois Inc ................  (FEDEF-1D)    10/04/17        (156)       (3,011)            --
Pentair PLC .......................  (FEDEF-1D)    10/04/17        (403)      (22,217)            --
Perrigo Co PLC ....................  (FEDEF-1D)    10/04/17         (63)       (5,241)            --
Pfizer Inc ........................  (FEDEF-1D)    10/04/17        (126)       (3,995)            --
PG&E Corp .........................  (FEDEF-1D)    10/04/17        (352)      (21,866)            --
Phillips 66 .......................  (FEDEF-1D)    10/04/17        (120)       (9,738)            --
Pinnacle West Capital Corp ........  (FEDEF-1D)    10/04/17         (31)       (2,360)            --
Pioneer Natural Resources Co ......  (FEDEF-1D)    10/04/17         (43)       (7,698)            --
Pitney Bowes Inc ..................  (FEDEF-1D)    10/04/17        (196)       (3,497)            --
Prologis Inc ......................  (FEDEF-1D)    10/04/17         (22)       (1,148)            --
Public Service Enterprise
  Group Inc .......................  (FEDEF-1D)    10/04/17         (25)       (1,052)            --
PulteGroup Inc ....................  (FEDEF-1D)    10/04/17        (723)      (13,448)            --
Quanta Services Inc ...............  (FEDEF-1D)    10/04/17         (87)       (2,501)            --
Red Hat Inc .......................  (FEDEF-1D)    10/04/17        (252)      (19,517)            --
Regeneron Pharmaceuticals Inc .....  (FEDEF-1D)    10/04/17         (52)      (17,941)            --
Royal Caribbean Cruises Ltd .......  (FEDEF-1D)    10/04/17         (33)       (2,537)            --
Ryder System Inc ..................  (FEDEF-1D)    10/04/17         (30)       (2,082)            --
S&P Global Inc ....................  (FEDEF-1D)    10/04/17         (76)       (9,261)            --
salesforce.com Inc ................  (FEDEF-1D)    10/04/17        (281)      (21,120)            --
Schlumberger Ltd ..................  (FEDEF-1D)    10/04/17        (291)      (22,765)            --
Sealed Air Corp ...................  (FEDEF-1D)    10/04/17        (208)       (9,491)            --
Sempra Energy .....................  (FEDEF-1D)    10/04/17        (246)      (26,347)            --
Signet Jewelers Ltd ...............  (FEDEF-1D)    10/04/17         (21)       (1,706)            --
Southern Co .......................  (FEDEF-1D)    10/04/17        (114)       (5,879)            --
Spectra Energy Corp ...............  (FEDEF-1D)    10/04/17        (530)      (22,159)            --
St Jude Medical Inc ...............  (FEDEF-1D)    10/04/17        (493)      (38,375)            --
Stanley Black & Decker Inc ........  (FEDEF-1D)    10/04/17         (51)       (5,806)            --
Stericycle Inc ....................  (FEDEF-1D)    10/04/17         (89)       (7,128)            --
Stryker Corp ......................  (FEDEF-1D)    10/04/17          (1)         (115)            --
Symantec Corp .....................  (FEDEF-1D)    10/04/17        (296)       (7,409)            --
Synchrony Financial ...............  (FEDEF-1D)    10/04/17         (80)       (2,287)            --
Teradata Corp .....................  (FEDEF-1D)    10/04/17         (97)       (2,615)            --
Textron Inc .......................  (FEDEF-1D)    10/04/17         (47)       (1,884)            --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION          FUND PAYS/   TERMINATION   CONTRACTS    NOTIONAL       UNREALIZED
                                     (RECEIVES)      DATE                    AMOUNT $      APPRECIATION/
                                                                                         (DEPRECIATION) $
---------------------------------------------------------------------------------------------------------
Toll Brothers Inc .................  (FEDEF-1D)    10/04/17         (20)         (549)            --
Torchmark Corp ....................  (FEDEF-1D)    10/04/17         (74)       (4,692)            --
Tractor Supply Co .................  (FEDEF-1D)    10/04/17         (76)       (4,760)            --
Transocean Ltd ....................  (FEDEF-1D)    10/04/17        (132)       (1,269)            --
TripAdvisor Inc ...................  (FEDEF-1D)    10/04/17        (200)      (12,896)            --
Twenty-First Century Fox Inc ......  (FEDEF-1D)    10/04/17        (234)       (6,175)            --
Under Armour Inc ..................  (FEDEF-1D)    10/04/17        (107)       (3,328)            --
Union Pacific Corp ................  (FEDEF-1D)    10/04/17        (145)      (12,786)            --
United Continental Holdings Inc ...  (FEDEF-1D)    10/04/17         (27)       (1,518)            --
United Rental Inc .................  (FEDEF-1D)    10/04/17         (13)         (984)            --
Varian Medical Systems Inc ........  (FEDEF-1D)    10/04/17         (94)       (8,529)            --
Vertex Pharmaceuticals Inc ........  (FEDEF-1D)    10/04/17         (13)         (986)            --
VF Corp ...........................  (FEDEF-1D)    10/04/17        (192)      (10,408)            --
Vornado Realty Trust ..............  (FEDEF-1D)    10/04/17          (1)          (93)            --
Vulcan Materials Co ...............  (FEDEF-1D)    10/04/17         (64)       (7,245)            --
Walgreens Boots Alliance Inc ......  (FEDEF-1D)    10/04/17         (22)       (1,820)            --
Weyerhaeuser Co ...................  (FEDEF-1D)    10/04/17        (159)       (4,759)            --
Whole Foods Market Inc ............  (FEDEF-1D)    10/04/17        (260)       (7,355)            --
WW Grainger Inc ...................  (FEDEF-1D)    10/04/17          (3)         (624)            --
Wynn Resorts Ltd ..................  (FEDEF-1D)    10/04/17         (85)       (8,037)            --
Xcel Energy Inc ...................  (FEDEF-1D)    10/04/17        (146)       (6,066)            --
Yahoo! Inc ........................  (FEDEF-1D)    10/04/17        (521)      (21,648)            --
Zimmer Biomet Holdings Inc ........  (FEDEF-1D)    10/04/17        (246)      (25,928)            --
Zions Bancorporation ..............  (FEDEF-1D)    10/04/17         (63)       (2,029)            --
                                                                                           ------------
                                                                                                  --
                                                                                           ============

FEDEF -- FEDERAL FUNDS RATE

For the year ended October 31, 2016, the notional amounts of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type.






                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

A list of open futures contracts held by the Fund at October 31, 2016 are as follows:
--------------------------------------------------------------------------------
TYPE OF CONTRACT                  NUMBER OF     EXPIRATION       UNREALIZED
                                  CONTRACTS        DATE         APPRECIATION/
                                 LONG/(SHORT)                  (DEPRECIATION) $
--------------------------------------------------------------------------------
3-Month Euro EURIBOR ..........       1          Jun-2017              (193)
3-Month Euro EURIBOR ..........       3          Sep-2017              (884)
3-Month Euro EURIBOR ..........       3          Dec-2017              (870)
3-Month Euro EURIBOR ..........       3          Mar-2018            (1,091)
3-Month Euro EURIBOR ..........       3          Jun-2018            (1,187)
3-Month Euro EURIBOR ..........       3          Sep-2018            (1,310)
3-Month Euro EURIBOR ..........       3          Dec-2018            (1,116)
3-Month Euro EURIBOR ..........       3          Mar-2019            (1,560)
3-Month Euro EURIBOR ..........       3          Jun-2019            (1,200)
3-Month Euro EURIBOR ..........       2          Sep-2019              (977)
3-Month Euro EURIBOR ..........       1          Dec-2019              (300)
90-Day Bank Bill ..............       1          Dec-2016              (200)
90-Day Bank Bill ..............       2          Mar-2017              (360)
90-Day Bank Bill ..............       1          Jun-2017              (200)
90-Day Bank Bill ..............       1          Sep-2017              (265)
90-Day Euro$ ..................       3          Jun-2017            (1,013)
90-Day Euro$ ..................       4          Sep-2017            (1,150)
90-Day Euro$ ..................       4          Dec-2017            (1,163)
90-Day Euro$ ..................       4          Mar-2018            (1,350)
90-Day Euro$ ..................       4          Jun-2018            (1,200)
90-Day Euro$ ..................       4          Sep-2018            (1,625)
90-Day Euro$ ..................       4          Dec-2018            (2,076)
90-Day Euro$ ..................       3          Mar-2019            (1,413)
90-Day Euro$ ..................       3          Jun-2019              (975)
90-Day Euro$ ..................       2          Sep-2019              (576)
90-Day Euro$ ..................       1          Dec-2019              (201)
90-Day Sterling ...............       2          Jun-2017              (527)
90-Day Sterling ...............       4          Sep-2017            (1,144)
90-Day Sterling ...............       4          Dec-2017            (1,195)
90-Day Sterling ...............       4          Mar-2018            (1,358)
90-Day Sterling ...............       4          Jun-2018            (1,657)
90-Day Sterling ...............       4          Sep-2018            (1,912)
90-Day Sterling ...............       4          Dec-2018            (1,201)
90-Day Sterling ...............       3          Mar-2019            (1,747)
90-Day Sterling ...............       3          Jun-2019            (1,679)
90-Day Sterling ...............       2          Sep-2019            (1,317)

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
TYPE OF CONTRACT                  NUMBER OF     EXPIRATION       UNREALIZED
                                  CONTRACTS        DATE         APPRECIATION/
                                 LONG/(SHORT)                  (DEPRECIATION) $
--------------------------------------------------------------------------------
90-Day Sterling ...............       1          Dec-2019                61
AUD/USD Currency ..............      10          Dec-2016             1,347
Australian 3-Year Bond ........      (1)         Dec-2016               (96)
Australian 10-Year Bond .......       3          Dec-2016            (7,175)
Brent Crude Oil ...............      (2)         Jan-2017             6,719
Brent Crude Oil ...............      (1)         Feb-2017             4,009
CAC40 10 Euro .................       3          Nov-2016              (101)
CAD Bank Acceptance ...........      (1)         Dec-2016               (48)
CAD Currency ..................      (2)         Dec-2016             1,615
Canadian 10-Year Bond .........       1          Dec-2016            (1,482)
CHF Currency ..................      (5)         Dec-2016             6,535
Cocoa .........................      (2)         Dec-2016             4,960
Cocoa .........................      (1)         Mar-2017             3,190
Cocoa (ICE) ...................      (1)         Dec-2016              (265)
Coffee 'C' ....................      (2)         Dec-2016           (17,625)
Coffee Robusta ................      (1)         Jan-2017              (151)
Copper ........................      (1)         Dec-2016            (2,813)
Corn ..........................     (10)         Dec-2016            (8,587)
Corn ..........................      (5)         Mar-2017            (3,725)
Cotton No. 2 ..................       2          Dec-2016            (1,365)
Cotton No. 2 ..................       1          Mar-2017             2,255
Dax Index .....................       1          Dec-2016             8,088
DJIA E-MINI CBOT ..............       2          Dec-2016              (455)
E-MINI MSCI Emerging Index ....       8          Dec-2016               389
Euro Currency .................     (32)         Dec-2016            47,002
Euro-Bobl .....................      12          Dec-2016            (9,213)
Euro-BTP ......................       2          Dec-2016            (5,885)
Euro-Bund .....................       8          Dec-2016           (24,956)
Euro-Oat ......................       1          Dec-2016            (3,248)
Euro-Schatz ...................      27          Dec-2016            (1,917)
Euro-Stoxx 50 .................      17          Dec-2016             5,722
FTSE 100 Index ................       5          Dec-2016             9,560
FTSE China A50 ................       5          Nov-2016              (416)
FTSE/JSE Top 40 Index .........      (1)         Dec-2016               570
GBP Currency ..................     (23)         Dec-2016           118,347
Gold 100 OZ ...................       3          Dec-2016           (24,700)
Hang Seng Index ...............       4          Nov-2016           (14,197)

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
TYPE OF CONTRACT                  NUMBER OF     EXPIRATION       UNREALIZED
                                  CONTRACTS        DATE         APPRECIATION/
                                 LONG/(SHORT)                  (DEPRECIATION) $
--------------------------------------------------------------------------------
H-shares Index ................       3          Nov-2016            (3,665)
Japanese 10-Year Bond .........       1          Dec-2016            (3,309)
Japanese Yen Currency .........      14          Dec-2016           (38,046)
Kansas City Hard Red Wheat
  Future ......................      (3)         Dec-2016             3,450
Kansas City Hard Red Wheat
  Future ......................      (1)         Mar-2017               763
Lean Hogs .....................      (2)         Dec-2016            (3,591)
Live Cattle ...................      (1)         Dec-2016               520
LME Copper ....................      (1)         Nov-2016            (5,144)
LME Copper ....................      (1)         Jan-2017            (4,199)
LME Lead ......................      (1)         Jan-2017                25
LME Nickel ....................       1          Nov-2016               570
LME Prime Aluminum ............       1          Nov-2016             1,414
LME Prime Aluminum ............       2          Jan-2017             2,397
Long Gilt 10-Year Bond ........       1          Dec-2016            (7,109)
Mexican Peso ..................       6          Dec-2016            (1,228)
Mill Wheat ....................      (1)         Dec-2016              (229)
MSCI Taiwan Index .............       4          Nov-2016              (938)
NASDAQ 100 E-MINI .............      12          Dec-2016            (4,367)
New Zealand 3-Month T-Bill ....       1          Mar-2017                 4
New Zealand Currency ..........       1          Dec-2016            (1,865)
Nikkei 225 Index ..............       2          Dec-2016             9,682
NY Harbor .....................      (1)         Dec-2016             3,624
OMX Index .....................       5          Nov-2016              (341)
Red Wheat .....................      (1)         Dec-2016            (1,025)
Russell 2000 Index E-MINI .....       6          Dec-2016           (24,146)
S&P 500 Index E-MINI ..........     (35)         Dec-2016            27,411
S&P Mid 400 Index E-MINI ......       1          Dec-2016              (720)
S&P TSE 60 Index ..............       1          Dec-2016             4,126
SGX Nifty 50 ..................       2          Nov-2016              (703)
Silver ........................       1          Dec-2016            (4,520)
Soybean .......................       2          Jan-2017             1,936
Soybean .......................       1          Mar-2017             1,024
Soybean Meal ..................      (1)         Dec-2016            (1,701)
Soybean Oil ...................       3          Dec-2016             1,481
Soybean Oil ...................       1          Jan-2017             1,146
SPI 200 Index .................       3          Dec-2016            (8,087)
Sugar #11 .....................       3          Mar-2017            (3,584)


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
TYPE OF CONTRACT                  NUMBER OF     EXPIRATION       UNREALIZED
                                  CONTRACTS        DATE         APPRECIATION/
                                 LONG/(SHORT)                  (DEPRECIATION) $
--------------------------------------------------------------------------------
Sugar #11 .....................       2          May-2017            (2,129)
Topix Index ...................       2          Dec-2016             7,171
U.S. 2-Year Treasury Note .....     (10)         Dec-2016               343
U.S. 5-Year Treasury Note .....      (6)         Dec-2016             2,163
U.S. 10-Year Treasury Note ....       8          Dec-2016            (9,032)
U.S. Long Treasury Bond .......       3          Dec-2016           (19,625)
U.S. Ultra Long Treasury Bond .       2          Dec-2016           (21,625)
Wheat .........................      (4)         Dec-2016             1,624
Wheat .........................      (2)         Mar-2017             1,713
WTI Crude Oil .................      (4)         Dec-2016            13,208
WTI Crude Oil .................      (2)         Jan-2017             7,829
                                                                  ---------
                                                                    (23,547)
                                                                  =========

AUD -- AUSTRALIAN DOLLAR
Bobl -- GERMAN FEDERAL OBLIGATIONS
BTP -- LONG ITALIAN BOND
CAC -- COTATION ASSISTEE EN CONTINU (PARIS STOCK EXCHANGE)
CAD -- CANADIAN DOLLAR
CBOT -- CHICAGO BOARD OF TRADE
CHF -- SWISS FRANC
DAX -- DEUTSCHE BOERSE AG GERMAN STOCK INDEX
DJIA -- DOW JONES INDUSTRIAL AVERAGE
EURIBOR -- EURO INTERBANK OFFERED RATE
E-MINI -- FUTURES CONTRACT 1/5 THE SIZE OF A STANDARD CONTRACT
FTSE -- FINANCIAL TIMES STOCK EXCHANGE
GBP -- BRITISH POUND
ICE -- INTERCONTINENTAL EXCHANGE
JSE -- JOHANNESBURG STOCK EXCHANGE
LME -- LONDON METAL EXCHANGE
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
Oat -- OBLIGATIONS ASSIMILABLES DU TRESOR (FRENCH GOVERNMENT)
OMX -- STOCKHOLM STOCK EXCHANGE
OZ -- OUNCE
S&P -- STANDARD & POORS
SGX -- SINGAPORE EXCHANGE
Schatz -- SHORT-TERM GERMAN FEDERAL OBLIGATIONS
SPI -- SHARE PRICE INDEX
TSE -- TORONTO STOCK EXCHANGE
WTI -- WEST TEXAS INTERMEDIATE
USD -- UNITED STATES DOLLAR

For the year ended October 31, 2016, the total number of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type. As of October 31, 2016, the Fund's net assets were $11,615,548.


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

The following shows the levels of inputs used as of October 31, 2016, in valuing the Fund's financial instruments carried at fair value:
--------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS             LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                     $           $          $           $
--------------------------------------------------------------------------------
 Futures Contracts
   Unrealized appreciation        313,993         --        --       313,993
   Unrealized depreciation       (337,540)        --        --      (337,540)
 Equity Swaps*
   Unrealized appreciation             --         --        --            --
   Unrealized depreciation             --         --        --            --
                                 ---------     ------    ------     --------
Total Financial Instruments       (23,547)        --        --       (23,547)
                                 =========     ======    ======     =========

* EQUITY SWAPS REFLECT A FAIR VALUE OF $0 AT THE CLOSE OF BUSINESS ON OCTOBER 31, 2016 AS THE MONTHLY REALIZATION OF GAINS AND LOSSES ON THESE POSITIONS WAS CRYSTALLIZED ON OCTOBER 31, 2016, UPON THE MONTHLY RE-SET. THE CUMULATIVE NET REALIZED LOSS FOR THE YEAR ENDED OCTOBER 31, 2016 WAS $627,582.












                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                                                   $
                                                                    ------------
Cash .............................................................    7,533,676
Cash collateral on derivative contracts ..........................    3,159,274
Deposits held with broker (Note 2) ...............................      626,129
Foreign currency (Cost $433,569) .................................      432,841
Due from broker (Note 2) .........................................      149,180
Receivable from Investment Adviser (Note 7) ......................       61,203
Dividends receivable .............................................        4,685
Prepaid expenses .................................................        1,457
                                                                    ------------
        Total assets .............................................   11,968,445
                                                                    ------------
LIABILITIES:
Due to broker (Note 2) ...........................................      217,300
Payable due to Administrator (Note 6) ............................       13,975
Interest payable (Note 2) ........................................        3,974
Chief Compliance Officer fees payable (Note 5) ...................        2,051
Dividends payable (Note 2) .......................................          763
Payable due to Trustees ..........................................          309
Other accrued expenses ...........................................      114,525
                                                                    ------------
        Total liabilities ........................................      352,897
                                                                    ------------
NET ASSETS .......................................................   11,615,548
                                                                    ============
Net assets consist of:
Paid-in capital ..................................................   13,336,372
Distributions in excess of net investment income .................     (392,354)
Accumulated net realized loss on futures contracts, swap
  contracts and foreign currency transactions ....................   (1,304,195)
Net unrealized depreciation on futures contracts .................      (23,547)
Net unrealized depreciation on foreign currency translation ......         (728)
                                                                    ------------
NET ASSETS .......................................................   11,615,548
                                                                    ============
NET ASSET VALUE, Offering and Redemption Price Per Share --
  Class I shares (unlimited authorization -- no par value)
  ($11,615,548 / 697,002 shares) .................................        16.67
                                                                    ============


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF OPERATIONS

INVESTMENT INCOME                                                         $
                                                                    ------------
Dividends .......................................................       260,859
Less: foreign taxes withheld ....................................        (2,954)
                                                                    ------------
    Total investment income .....................................       257,905
                                                                    ------------
EXPENSES
Professional fees ...............................................       202,655
Administration fees (Note 6) ....................................       165,073
Investment advisory fees (Note 7) ...............................       137,393
Dividend expense (Note 2) .......................................        86,050
Interest expense (Note 2) .......................................        65,627
Custodian fees ..................................................        36,917
Printing fees ...................................................        33,240
Transfer Agent fees .............................................        26,647
Insurance and other expenses ....................................        25,377
Trustees' fees ..................................................        16,303
Chief Compliance Officer fees (Note 5) ..........................         6,317
                                                                    ------------
    TOTAL EXPENSES ..............................................       801,599
                                                                    ------------
LESS:
Investment advisory fees waived (Note 7) ........................      (137,393)
Reimbursement from Investment Adviser (Note 7) ..................      (335,639)
                                                                    ------------
    NET EXPENSES ................................................       328,567
                                                                    ------------
NET INVESTMENT LOSS .............................................       (70,662)
                                                                    ------------
NET REALIZED (LOSS)/GAIN ON:
  Futures contracts .............................................      (989,621)
  Swap contracts ................................................      (627,582)
  Foreign currency transactions .................................         4,910
                                                                    ------------
                                                                     (1,612,293)
                                                                    ------------
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
  Futures contracts .............................................       742,403
  Foreign currency and translation of other assets and
     liabilities denominated in foreign currency ................          (224)
                                                                    ------------
                                                                        742,179
                                                                    ------------
Net realized loss and unrealized depreciation ...................      (870,114)
                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............      (940,776)
                                                                    ============


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                            YEAR ENDED      PERIOD ENDED
                                                            OCTOBER 31,      OCTOBER 31,
                                                               2016             2015*
OPERATIONS:                                                      $                $
                                                            -----------     ------------
   Net investment loss .................................      (70,662)         (11,831)
   Net realized gain/(loss) on futures contracts, swap
     contracts and foreign currency transactions .......   (1,612,293)         513,971
   Net change in unrealized appreciation/
     (depreciation) on futures contracts, foreign
     currency and translation of other assets and
     liabilities denominated in foreign currency .......      742,179         (766,454)
                                                          -----------        ---------
   Net decrease in net assets resulting
     from operations ...................................     (940,776)        (264,314)
                                                          -----------        ---------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net investment income ...............................     (773,521)             --
   Return of capital ...................................          (51)             --
                                                          -----------        ---------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...................     (773,572)             --
                                                          -----------        ---------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS I SHARES
   Issued ..............................................    2,931,083        9,900,000
   Reinvestment of dividends ...........................      663,127              --
                                                          -----------        ---------
   Net increase in net assets from capital
     share transactions ................................    3,594,210        9,900,000
                                                          -----------        ---------
   Total increase in net assets ........................    1,879,862        9,635,686
                                                          -----------        ---------
NET ASSETS:
   Beginning of year/period ............................    9,735,686          100,000
                                                          -----------        ---------
   End of year/period ..................................   11,615,548        9,735,686
                                                          ===========        =========
   (Distributions in excess of)/undistributed
     net investment income .............................     (392,354)         771,447
                                                          ===========        =========

*    THE FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2015.

(1) SEE NOTE 10 -- SHARE TRANSACTIONS IN NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
--------------------------------------------------------------------------------
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD

                                                            YEAR ENDED     PERIOD ENDED
                                                            OCTOBER 31,     OCTOBER 31,
                                                               2016            2015*
CLASS I SHARES                                                  $               $
                                                            ---------        --------
Net asset value, beginning of year/period ................    19.47           20.00
                                                            ---------        --------
INCOME FROM OPERATIONS:
Net investment loss(1) ...................................    (0.12)          (0.02)
Net realized and unrealized loss on investments ..........    (1.21)          (0.51)
                                                            ---------        --------
Total from operations ....................................    (1.33)          (0.53)
                                                            ---------        --------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income ..................................    (1.47)             --
  Return of capital ......................................       --              --
                                                            ---------        --------
Total dividends and distributions ........................    (1.47)             --
                                                            ---------        --------
Net asset value, end of year/period ......................    16.67           19.47
                                                            =========        ========
TOTAL RETURN+ ............................................    (7.46)%         (2.65)%
                                                            =========        ========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year/period ($ Thousands) .............  $11,616          $9,736
Ratio of expenses to average net assets (including
  dividend expense, interest expense, waivers and
  reimbursements)(2) .....................................    2.99%           2.72%(3)
Ratio of expenses to average net assets (including
  dividend expense, interest expense, excluding
  waivers and reimbursements) ............................    7.30%          15.98%(3)
Ratio of net investment loss to average net assets .......   (0.64)%         (1.43)%(3)
Portfolio turnover rate(4) ...............................    0.00%           0.00%

*    THE FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2015.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) EXCLUDING DIVIDEND AND INTEREST EXPENSE, THE RATIOS OF EXPENSES TO NET ASSETS WOULD HAVE BEEN 1.61%AND 1.61%, RESPECTIVELY.

(3)  ANNUALIZED

(4) PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE FUND HOLDS EQUITY SWAP CONTRACTS WHICH RESET EACH MONTH AND/OR HAVE BEEN SOLD DURING THE YEAR OR PERIOD. THESE HOLDINGS ARE SPECIFICALLY EXCLUDED FROM THE PORTFOLIO TURNOVER RATECALCULATION.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN MAY HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE $0.00 OR HAVE BEEN ROUNDED TO $0.00.



                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Winton Diversified Opportunities Fund (the "Fund") is a Delaware statutory trust registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on September 30, 2015. The Fund is a closed-end diversified investment management company that operates as an interval fund. The Fund currently offers a single class of shares of beneficial interest designated as Class I shares to investors eligible to invest in the Fund.

Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Winton Group Limited, an English limited company. The Adviser provides investment advisory services to the Fund and its Subsidiary (as defined below), and is responsible for their investment activities.

The Fund'sinvestment objective is to seek to achieve long-term capital appreciation through compound growth. The investment strategy of the Fund is to invest globally, long and short, using leverage, in a diversified range of instruments which the Adviser believes are liquid (including exchange traded futures, options and forwards, currency forwards traded over the counter, equity securities (including common stocks of companies of any market capitalization, depositary receipts and exchange traded funds), derivatives linked to such securities (including swaps and equity index futures) and other related instruments) by following a systematic investment process that is based on statistical research. The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary, Winton Diversified Opportunities Fund Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"), which may then invest in such assets directly or indirectly. The Fund may also invest a significant portion of its assets in other instruments for cash management purposes. These other instruments are expected to be predominantly comprised of U.S. Treasury obligations but may include debt instruments of any government, corporation or other entity and may include other instruments such as money market funds.

The Fund seeks to achieve its investment objective in accordance with its investment strategy by following a systematic investment process which has been developed and is implemented by the Adviser. The investment process is based

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. ORGANIZATION (CONTINUED)

on statistical analysis of historical data. This research is used to develop investment strategies that are operated as an automated, computer-based system. This investment system is implemented, with certain variations resulting from particular investment constraints, to create different investment programs, including the program used by the Fund (the "Program").

An updated Prospectus and related Statement of Additional Information were issued on March 1, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the
Fund:

a) STATEMENT OF COMPLIANCE -- These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The Fund is an investment company that applies the accounting and reporting guidance issued in the Accounting Standards Codification ("ASC") Topic 946 Financial Services -- Investment Companies by the U.S. Financial Accounting Standards Board("FASB").


b) USE OF ESTIMATES -- The preparation of financial statements in conformity with U. S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

c) FAIR VALUE MEASUREMENT -- The Fund's securities are recorded at fair value. The FASB Accounting Standards Codification ("ASC") Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund's investments.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

d) COMMODITY-LINKED INVESTMENTS -- The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d) COMMODITY-LINKED INVESTMENTS (CONTINUED)-- extent in commodities, commodity contracts, commodity-linked derivative instruments, including swap agreements, other commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

     In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 ("Subchapter M of the Code"), the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006- 1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Fund invests in such instruments directly, the Fund will seek to restrict its income from commodity- linked derivative instruments that do not generate qualifying income, such as commodity-linked futures, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

e) SECURITIES SOLD SHORT -- The Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

e)   SECURITIES SOLD SHORT (CONTINUED) --
     sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. These proceeds are listed on the Consolidated Statement of Assets and Liabilities as Due from broker. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets. This limitation does not apply to short sales against the box.

     Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

f) FUTURES CONTRACTS -- The Fund and Subsidiary may enter into futures contracts or related options on futures contracts. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. Futures contracts are traded on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the Commodity Futures Trading Commission. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

g) SWAP AGREEMENTS -- The Fund may invest in swap agreements as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments.

     EQUITY SWAPS

     In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

g)   SWAP AGREEMENTS (CONTINUED) --
     Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from counterparties, pricing services, brokers or market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses. The equity swaps reset monthly, as such there was $0 unrealized appreciation/(depreciation) as of October 31, 2016.

     All swaps held by the Fund during the year ended October 31, 2016 had equity risk exposure.

h) INVESTMENT IN SUBSIDIARY -- The Fund invests in its own Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest in commodity-linked swap agreements and other commodity- linked derivative instruments. The Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus the Fund, as an investor in its own Subsidiary, will not have all of the protections offered to investors in registered investment companies. The Subsidiary commenced operations on September 30, 2015.

i) FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely- than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

i)   FEDERAL INCOME TAXES (CONTINUED)--
     As of and during the year ended October 31, 2016, the Fund did not have a liability for any unrecognized taxable benefits.

j) SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividends are recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion are calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

k) FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations.

     Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. Dollar equivalent of the amounts actually received or paid.

l) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income annually and distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. INVESTMENTS

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter ("OTC"), are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used.

If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board").

Exchange traded options on securities and indices purchased by the Fund or Subsidiary generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange-traded options on securities and indices written by the Fund or Subsidiary are generally valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the OTC market, if the OTC option is also an exchange-traded option, the Fund or Subsidiary will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund or Subsidiary will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's or Subsidiary's pricing cycle. Swap contracts held by the Fund or Subsidiary are valued primarily using valuations from independent

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

pricing services. If the valuations cannot be so sourced, then valuations can be based on broker quotations, or if no broker quotations are available, from the swap counterparty or by reference to daily quoted values for the indices or securities upon which the swap contract is valued. In the absence of the above, an appropriate method of valuation will be determined subject to the fair valuation procedures established by the Adviser.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

The Subsidiary's assets and liabilities will also be valued in accordance with the methods listed above. The Fund's investment in the Subsidiary is valued at the net asset value of the Subsidiary and the results of the Subsidiary are consolidated into the Fund for financial reporting purposes.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund categorizes its investments, based on the priority of the valuation technique, into a three-level fair value hierarchy. The valuation hierarchy is based upon the observability of the inputs to the valuation of the financial asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

     Level 1 -- unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

     Level 2 -- observable inputs other than quoted prices included in Level 1 that are observable for the asset or the investment either directly (i.e. as prices) or indirectly (i.e. derived from prices). These inputs may include quoted prices for

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.   INVESTMENTS (CONTINUED)

     an identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     Level 3 -- significant unobservable inputs for the investment to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the investment, and that would be based on the best information available.

The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. There were no Level 3 assets and liabilities as of and for the year ended October 31, 2016.

For the year ended October 31, 2016, there were no transfers between levels. It is the Fund's policy to recognize transfers into and out of levels at the end of the reporting period.

For details of the investment classification, refer to the Consolidated Schedule of Investments.

TRANSACTIONS

During the year ended October 31, 2016, the Fund and Subsidiary purchased 5,952,453 swap contracts and closed 6,302,199 swap contracts for a realized loss of $627,582 with 149,534 swap contracts outstanding. This turnover is inclusive of monthly swap resets, expirations and transactions with the counterparty. The open swap contracts are collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

During the year ended October 31, 2016, the Fund and Subsidiary purchased 2,970 futures contracts and closed 3,125 futures contracts for a realized loss of $989,621 with 482 futures contracts outstanding. All future contracts held by the Fund are exchange-traded and therefore no right of offset exists. The future contracts were collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

4.   BASIS FOR CONSOLIDATION FOR THE SUBSIDIARY

The Consolidated Statement of Assets and Liabilities, Consolidated Schedule of Investments, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Financial Highlights and the Notes to the Consolidated Financial Statements of the Fund include the accounts of its Subsidiary. All intercompany balances and transactions have been eliminated on consolidation of the Subsidiary.

The Subsidiary has a fiscal year end of October 31 for financial statement consolidation purposes and a non conforming tax year end of September 30. The net assets of the Subsidiary at October 31, 2016 were $674,520, which represented 5.81% of the net assets of the Fund.

Income, gains and losses attributed to the Fund's investments in the Subsidiary, during the year ended October 31, 2016, are as follows:

                                                                $
                                                            ---------
	  INVESTMENT INCOME:
         Interest income .............................           --
       NET REALIZED GAIN/(LOSS) ON:
         Futures contracts ...........................      (245,078)
         Swap contracts ..............................            --
         Foreign currency transactions ...............        (4,714)
       NET CHANGE IN UNREALIZED DEPRECIATION ON:
         Futures contracts ...........................          (892)
         Foreign currency translation ................          (391)
                                                            ---------
       TOTAL INCOME, GAINS AND LOSSES ATTRIBUTED TO
         THE FUND'S INVESTMENTS IN THE SUBSIDIARY ....      (251,075)
                                                            =========

5.   TRANSACTIONS WITH AFFILIATES

An affiliate of the Adviser holds 77% of the Class I shares as of October 31, 2016.

Certain officers of the Fund are also employees of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Fund.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

5.   TRANSACTIONS WITH AFFILIATES (CONTINUED)

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Fund as incurred. The services include regulatory oversight of the Fund's advisors and service providers, as required by SEC regulations.

The CCO's services and fees are reviewed and approved by the Board. The Fund pays these fees to the Administrator.

6.   ADMINISTRATION, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to certain minimums. For the year ended October 31, 2016, the Fund paid $165,073 for these services, of which $13,975 was outstanding at October 31, 2016.

The Bank of New York Mellon (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement.

Atlantic Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer agent and dividend disbursing agent pursuant to a transfer agency agreement.

The Distributor is the principal distributor of shares of the Fund. The Distributor may enter into selected dealer agreements with other selling agents or sub-distributors for the sale and distribution of Fund shares.

7.   INVESTMENT ADVISORY AGREEMENT

Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of average net assets. The management fee is applied to the Fund's net asset value ("NAV") (before the deduction of any Incentive Fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee is accrued at least weekly and paid monthly, in arrears.

The Fund pays the Adviser a performance based incentive fee ("Incentive Fee"), quarterly in arrears, accrued as of the end of each business day, equal to 20.00% of the Investment Profits (as defined below) attributable to each share for such calendar quarter; provided, however, that an Incentive Fee with respect to a share

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

7.   INVESTMENT ADVISORY AGREEMENT (CONTINUED)

will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Un-recouped Investment Losses (as defined below) as of the end of the previous calendar quarter.

The term "Investment Profits" refers to an increase in the NAV of a share attributable to the net realized and unrealized gains arising from the Fund's investment activities during the calendar quarter (after deducting (i) interest earned on, and net realized and unrealized gains arising from, the Fund's cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter). The term "Un-recouped Investment Losses" refers to any decrease in the NAV of a share attributable to the net realized and unrealized losses arising from the Fund's investment activities (after deducting (i) interest earned on, and net realized and unrealized gains arising from the Fund's cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter) that have not been offset by subsequent Investment Profits since the formation of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, Incentive Fees and non-routine expenses) from exceeding 1.61% of the Fund's average daily net assets until February 28, 2017 (the "Expense Limitation"). This agreement may be terminated: (i) by the Board of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Fund, effective as of the close of business on February 28, 2017. During the year ended October 31, 2016, fees which were waived and/or reimbursed by the Adviser were $335,639.

The Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Subsidiary's portfolio. The Subsidiary does not pay a separate management fee to the Adviser for these services.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

8.   FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/ (loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to swap re-classes, return of capital, net operating loss and foreign currency realized gain/(loss) have been reclassified to/from the following accounts during the fiscal year ended October 31, 2016:
                                                             $
                                                        ----------
     Undistributed net investment loss ................  (319,567)
     Accumulated realized gain ........................   577,405
     Paid-in capital ..................................  (257,838)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared by the Fund during the last two fiscal years were as follows:

                       ORDINARY     LONG-TERM       RETURN OF
                        INCOME     CAPITAL GAIN      CAPITAL      TOTAL
                          $             $               $           $
                       --------    ------------     ---------    -------
      2016 ..........  773,521          --             51        773,572
      2015 ..........    --             --             --           --

As of October 31, 2016, the components of Accumulated Losses on a tax basis were as follows:

                                                               $
                                                          -----------
      Capital loss carryforwards short-term ............    (404,306)
      Capital loss carryforwards long-term .............    (578,312)
      Late year loss deferral ..........................    (372,561)
      Unrealized depreciation ..........................    (347,666)
      Other temporary differences ......................     (17,979)
                                                          -----------
      Total Accumulated Losses .........................  (1,720,824)
                                                          ===========

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. FEDERAL TAX INFORMATION (CONTINUED)

For Federal Income Tax purposes, the Fund may carry forward a net short term capital loss and a net long term capital loss to offset future capital gains, which are not subject to expiration. During the year ended October 31, 2016 the Fund utilized long term capital losses of $28,127 to offset capital gains.

Late year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2016 through October 31, 2016, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Other temporary differences are primarily mark to market gain from open futures.

9. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of October 31, 2016 was as follows:

--------------------------------------------------------------------------------
             ASSET DERIVATIVES                    LIABILITY DERIVATIVES
--------------------------------------------------------------------------------
                                  ($)                                     ($)
--------------------------------------------------------------------------------

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS:*

COMMODITY CONTRACTS
  Net assets -- Unrealized                  Net assets -- Unrealized
    appreciation on futures                  depreciation on futures
    contracts                   63,857       contracts                  85,694
EQUITY CONTRACTS
  Net assets -- Unrealized                  Net assets -- Unrealized
    appreciation on futures                  depreciation on futures
    contracts                   72,719       contracts                  57,795
FOREIGN EXCHANGE CONTRACTS
  Net assets -- Unrealized                  Net assets -- Unrealized
    appreciation on futures                  depreciation on futures
    contracts                   174,846      contracts                  41,139
INTEREST RATE CONTRACTS
  Net assets -- Unrealized                  Net assets -- Unrealized
    appreciation on futures                  depreciation on futures
    contracts                     2,571      contracts                  152,912
                                -------                                 -------
TOTAL DERIVATIVES NOT ACCOUNTED
 FOR AS HEDGING INSTRUMENTS     313,993                                 337,540
                                =======                                 =======


* INCLUDES CUMULATIVE APPRECIATION/DEPRECIATION OF FUTURES CONTRACTS AS REPORTED IN THE CONSOLIDATED SCHEDULE OF INVESTMENTS. ONLY CURRENT DAY'S VARIATION MARGIN, AS OF OCTOBER 31, 2016 IS REPORTED WITHIN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. DERIVATIVE TRANSACTIONS (CONTINUED)

The tables below show the effect of derivative instruments on the Consolidated Statement of Operations for the year ended October 31, 2016.

Amount of realized gain/(loss) on derivatives recognized in income:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS

                                       FUTURES          SWAPS          TOTAL
                                          $               $              $
                                    ----------       --------       ----------
 Commodity contracts .............    (245,078)            --         (245,078)
 Equity contracts ................  (1,241,146)      (627,582)      (1,868,728)
 Foreign exchange contracts ......     (24,611)            --          (24,611)
 Interest rate contracts .........     521,214             --          521,214
                                    ----------       --------       ----------
   Total .........................    (989,621)      (627,582)      (1,617,203)
                                    ==========       ========       ==========

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS

                                       FUTURES          SWAPS          TOTAL
                                          $               $              $
                                     ---------        -------        ---------
 Commodity contracts ...............    (1,234)            --           (1,234)
 Equity contracts ..................   760,946             --          760,946
 Foreign exchange contracts ........   121,312             --          121,312
 Interest rate contracts ...........  (138,621)            --         (138,621)
                                     ---------        -------        ---------
   Total ...........................   742,403             --          742,403
                                     =========        =======        =========

10. SHARE TRANSACTIONS

Class I shares of beneficial interest in the Fund were offered during an initial offering period ending on September 30, 2015. During the initial offering period, Class I shares were offered at the offering price, which was $20.00 per share. Thereafter, the shares are offered on a continuous monthly basis (generally as of 4:00 p.m. Eastern Time on the last business day of each month (the "Closing Time"), at the NAV per share at that time. At each Closing Time, purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund as of the first business day of the next month following the acceptance of an investor's purchase order. For each investor, the Fund requires

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. SHARE TRANSACTIONS (CONTINUED)

a minimum initial investment of $10,000 and minimum subsequent investments of $5,000. The Fund may waive these minimum investment requirements for one or more investors in its sole discretion. Because the Fund will pay the Adviser an incentive fee based on the Fund's performance, each investor must also be a "qualified client" as that term is defined in Rule 205-3 under the Investment Advisers Act of 1940. Class I shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. In addition, shares are subject to transfer restrictions, including a requirement that shares may be transferred only to persons who meet the Fund's eligibility requirements set forth in the prospectus. Shareholders will not have the right to redeem their shares. However, as described below, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

As an interval fund, the Fund will make periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy, which cannot be changed without shareholder approval, to make repurchase offers once every three months. The pricing date for the Fund's first repurchase offer was March 31, 2016. There were no redemption requests by investors during the year ended October 31, 2016.

For each repurchase offer, the Fund will offer to repurchase at least 5% of its total outstanding shares, unless the Fund's Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. The Adviser currently expects under normal market circumstances to recommend that, at each repurchase offer, the Fund will offer to repurchase at least 15% of its total outstanding shares, subject to approval of the Board. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of the shares they request for repurchase actually repurchased. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that shareholders will be able to sell shares in an amount or at the time that they desire.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. SHARE TRANSACTIONS (CONTINUED)

The share transactions for the Fund are shown below:

                                                  YEAR ENDED      PERIOD ENDED
                                                  OCTOBER 31,      OCTOBER 31,
                                                     2016             2015*
                                                  -----------     ------------
Shares transactions:
  CLASS I SHARES
  Issued ......................................     160,566          495,000
  Reinvestment of dividends ...................      36,436               --
                                                    -------          -------
  INCREASE IN CLASS I SHARES ..................     197,002          495,000
                                                    -------          -------
  Net increase in shares outstanding ..........     197,002          495,000
                                                    =======          =======

* THE FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2015.

11.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all investment companies, shareholders are subject to the risk that investments could lose money. A Fund share is not a bank deposit and it is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The risk factors affecting investments in the Fund and Subsidiary are set out in the Prospectus and Statement of Additional Information. The nature and the extent of the investments held at October 31, 2016 are set out in the Consolidated Schedule of Investments.

The Board is responsible for overseeing the Fund's service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund's business and, consequently, for managing the risks associated with that business.

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

a) MARKET RISK -- Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund's market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

a)   MARKET RISK (CONTINUED) --

     I) CURRENCY RISK -- As a result of the Fund's and Subsidiary's investments in securities and derivatives denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund and Subsidiary will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. Dollar, which would adversely affect the U.S. Dollar value of an investment in the Fund and Subsidiary. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

     II) INTEREST RATE RISK -- Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Fund will invest in U.S. treasuries that will be interest bearing. The Fund and Subsidiary's cash and cash equivalents also will expose them to interest rate risk.

     III) DERIVATIVES RISK -- The Fund's and Subsidiary's use of futures contracts, forward contracts, options and swaps will be subject to, inter alia, market risk and correlation risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's and Subsidiary's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Each of these risks could cause the Fund and/or Subsidiary to lose more than the principal amount invested in a derivative instrument. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets and the ultimate impact of the regulations remains unclear.In addition, the SEC is considering implementing regulations that would govern the use of derivatives by registered investment companies, such as the Fund or Subsidiary, and such new regulations may require the Fund and/or Subsidiary to alter its structure oroperations.

     IV) OTHER PRICE RISK -- Other price risk is the risk that the fair value of the securities will fluctuate as a result of changes in market prices (other than those arising from interest rate, derivatives or currency risk), whether caused by factors specific to an individual instrument, its issuer or all the factors affecting all financial instruments in the market.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

a) MARKET RISK (CONTINUED) --

     IV)  OTHER PRICE RISK (CONTINUED) --

          All investments are valued at fair value, with fair value changes recognized in the Consolidated Statement of Operations. All changes in market prices directly affect net change in net assets resulting from operations in the Consolidated Statement of Changes in Net Assets. The Adviser, in accordance with the policies and procedures in place, monitors the risk on a regular basis.

b) CREDIT RISK -- Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. The carrying amounts of assets and liabilities will be an estimate of the maximum exposure at the Consolidated Statement of Assets and Liabilities date.

c) LIQUIDITY RISK -- Liquidity risk is the risk that the Fund and Subsidiary will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that the Fund and/or Subsidiary could be required to pay its liabilities or redeem its shares earlier than expected.

d) COUNTERPARTY RISK -- The Fund and Subsidiary will be subject to the risk of the inability of any counterparty (including the Fund's or Subsidiary's custodian and clearing brokers and prime brokers used by the Fund or Subsidiary) to perform with respect to transactions, whether due to insolvency, bankruptcy or other causes. If there is a failure or default by the counterparty to such a transaction, the Fund or Subsidiary will have contractual remedies pursuant to the agreements related to the transaction but these may be of limited or no legal and/or commercial benefit depending on the financial position of the defaulting counterparty. The Fund and Subsidiary may not be able to recover all of its cash and/or securities in the event of the insolvency and bankruptcy of its custodian. These risks are heightened to the extent that the Fund or the Subsidiary gains a substantial amount of investment exposure indirectly through swaps.

e) SUBSIDIARY RISK -- The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary,

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

e)   SUBSIDIARY RISK (CONTINUED) --

     will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, or governmental interpretation of such laws, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

12.  INDEMNIFICATIONS

In the normal course of business the Fund and Subsidiary enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

13.  REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the "SEC") released its Final Rule on Investment Company Reporting Modernization (the "Rule"). The Rule which introduces two new regulatory reporting forms for investment companies -- Form N-PORT and Form N-CEN -- also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund's current financial statement presentation and expects that the Fund will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.

14.  SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the consolidated financial statements as of October 31, 2016.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Winton Diversified Opportunities Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Winton Diversified Opportunities Fund (the "Fund") (and subsidiary), including the consolidated schedule of investments, as of October 31, 2016, and the related consolidated statement of operations for the year ending October 31, 2016, the consolidated statements of changes in net assets and consolidated financial highlights for the year ended October 31, 2016 and for the period September 30, 2015 (commencement of operations) through October 31, 2015. The consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of the Fund (and subsidiary) as of October 31, 2016, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented in the first paragraph, in conformity with U.S. generally accepted accounting principles.

                                   KPMG LLP

Philadelphia, Pennsylvania
December 23, 2016

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND

Set forth below are the names, years of birth, position(s) with the Fund, length of term of office, principal occupations for the last five years, and other directorships of each of the persons currently serving as Trustees and Officers of the Fund. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be "interested persons" of the Fund are referred to as "Independent Board Members." Mr. Doran is a Trustee who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Distributor. The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-330-9999.

The following chart lists Trustees and Officers as of October 31, 2016.

---------------------------------------------------------------------------------------------------------------
NAME AND              POSITION(S)      PRINCIPAL            OTHER DIRECTORSHIPS
YEAR OF BIRTH         HELD WITH        OCCUPATION(S)        HELD IN THE PAST 5 YEARS(4)
                      THE TRUST AND    IN THE PAST 5 YEARS
                      LENGTH OF
                      TIME SERVED(1)
---------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBER (2,3)
---------------------------------------------------------------------------------------------------------------
WILLIAM M.           Chairman of      Self-Employed         Current Directorships: Trustee of The Advisors'
DORAN                the Board of     Consultant since      Inner Circle Fund, The Advisors' Inner Circle
1701 Market Street   Trustees         2003.Partner at       Fund II, The Advisors' Inner Circle Fund III,
Philadelphia, PA     (Since 2014)     Morgan, Lewis &       Bishop Street Funds, SEI Daily Income Trust, SEI
19103                                 Bockius LLP (law      Institutional International Trust, SEI Institutional
(Born: 1940)                          firm) from 1976       Investments Trust, SEI Institutional Managed
                                      to 2003. Counsel      Trust, SEI Asset Allocation Trust, SEI Tax Exempt
                                      to the Trust, SEI     Trust, Adviser Managed Trust, New Covenant
                                      Investments,          Funds, SEI Insurance Products Trust, and The
                                      SIMC, the             KP Funds. Director of SEI Investments (Europe),
                                      Administrator         Limited, SEI Investments--Global Funds Services,
                                      and the               Limited, SEI Investments Global, Limited, SEI
                                      Distributor.          Investments (Asia), Limited, SEI Asset Korea Co.,
                                                            Ltd., SEI Global Nominee Ltd., SEI Investments
                                                            -- Unit Trust Management (UK) Limited and
                                                            Winton Series Trust. Director of the Distributor
                                                            since 2003. Former Directorships: Director of SEI
                                                            Alpha Strategy Portfolios, LP to 2013. Trustee
                                                            of O'Connor EQUUS (closed-end investment
                                                            company) to 2016. Trustee of SEI Liquid Asset
                                                            Trust to 2016.
---------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) DENOTES TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE FUND AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE DISTRIBUTOR AND/OR ITS AFFILIATES.

(3)  BOARD MEMBER OVERSEES 1 FUND IN THE TRUST.

(4) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE FUND (Continued)

----------------------------------------------------------------------------------------------------------------
NAME AND         POSITION(S)       PRINCIPAL OCCUPATION(S)     OTHER DIRECTORSHIPS
YEAR OF BIRTH    HELD WITH         IN THE PAST 5 YEARS         HELD IN THE PAST 5 YEARS(3)
                 THE TRUST AND
                 LENGTH OF
                 TIME SERVED(1)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (2)
----------------------------------------------------------------------------------------------------------------
JON HUNT         Trustee           Retired since               Current Directorships: Trustee of City
(Born: 1951)     (Since 2014)      2013. Consultant            National Rochdale Funds, The Advisors'
                                   to Management,              Inner Circle Fund III, and Winton
                                   Convergent Capital          Series Trust. Member of Independent
                                   Management, LLC             Committee of Nuveen Commodities Asset
                                   ("CCM") from 2012           Management. Former Directorships: Trustee
                                   to 2013. Managing           of O'Connor EQUUS (closed-end investment
                                   Director and Chief          company) to 2016.
                                   Operating Officer, CCM
                                   from 1998 to 2012.
----------------------------------------------------------------------------------------------------------------
THOMAS LEMKE     Trustee           Retired since 2013.         Current Directorships: Independent Director
(Born: 1954)     (Since 2014)      Executive Vice              of Victory Funds. Trustee of AXA Premier
                                   President and General       VIP Trust, The Advisors' Inner Circle Fund III,
                                   Counsel, Legg Mason,        JP Morgan Active ETFs, and Winton Series
                                   Inc. from 2005 to 2013      Trust. Former Directorships: Director of ICI
                                                               Mutual Insurance Company to 2013. Former
                                                               Directorships: Trustee of O'Connor EQUUS
                                                               (closed-end investment company) to 2016.
----------------------------------------------------------------------------------------------------------------
RANDALL YANKER   Trustee           Co-Founder and Senior       Current Directorships: Trustee of The
(Born: 1960)     (Since 2014)      Partner, Alternative        Advisors' Inner Circle Fund III, and Winton
                                   Asset Managers, L.P.        Series Trust. Former Directorships: Trustee
                                   since 2004                  of O'Connor EQUUS (closed-end investment
                                                               company) to 2016.
----------------------------------------------------------------------------------------------------------------
JAY C. NADEL     Trustee           Self-Employed               Current Directorships: Trustee of City
(Born: 1958)     (Since 2016)      Consultant since 2004.      National Rochdale Funds, Winton Series
                                                               Trust, and Gallery Trust. Director of Lapolla
                                                               Industries, Inc. Former Directorships:
                                                               Trustee of Rochdale Investment Trust to
                                                               2013.
----------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE FUND'S DECLARATION OF TRUST.

(2)  BOARD MEMBERS OVERSEE 1 FUND IN THE TRUST.

(3) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE FUND (Continued)

--------------------------------------------------------------------------------------------------------
NAME AND           POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH      THE TRUST AND LENGTH      IN THE PAST 5 YEARS
                   OF TIME SERVED
--------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------
MICHAEL BEATTIE    President                 Director of Client Service, SEI Investments Company,
(Born: 1965)       (since 2014)              since 2004.
--------------------------------------------------------------------------------------------------------
ROBERT A. NESHER   Vice Chairman             SEI employee 1974 to present; currently
(Born: 1946)       (since 2014)              performs various services on behalf of SEI Investments
                                             for which Mr. Nesher is compensated. President and
                                             Director of SEI Structured Credit Fund, LP. President
                                             and Chief Executive Officer of SEI Alpha Strategy
                                             Portfolios, LP, June 2007 to present. President and
                                             Director of SEI Opportunity Fund, L.P. to 2010.
--------------------------------------------------------------------------------------------------------
STEPHEN CONNORS    Treasurer, Controller     Director, SEI Investments, Fund Accounting since
(Born: 1984)       and Chief Financial       December 2015. Audit Manager, Deloitte & Touche
                   Officer                   LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP
                   (since 2015)              (formerly Briggs, Bunting & Dougherty,
                                             LLP), from 2007 to 2011.
--------------------------------------------------------------------------------------------------------
DIANNE M.          Vice President and        Counsel at SEI Investments since 2010. Associate at
DESCOTEAUX         Secretary                 Morgan, Lewis & Bockius LLP from 2006 to 2010.
(Born: 1977)       (since 2014)
--------------------------------------------------------------------------------------------------------
RUSSELL EMERY      Chief Compliance          Chief Compliance Officer of SEI Institutional Managed
(Born: 1962)       Officer                   Trust, SEI Asset Allocation Trust, SEI Institutional
                   (since 2014)              International Trust, SEI Institutional Investments
                                             Trust, SEI Daily Income Trust, SEI Tax Exempt Trust,
                                             The Advisors' Inner Circle Fund, The Advisors' Inner
                                             Circle Fund II and Bishop StreetFunds since 2006; SEI
                                             Structured Credit Fund, LP since 2007; SEI Adviser
                                             Managed Trust since 2010; SEI Insurance Products
                                             Trust and The KP Funds since 2013; Winton Series Trust
                                             since 2014; and SEI Catholic Values Trust and Gallery
                                             Trust since 2015. Chief Compliance Officer of SEI Alpha
                                             Strategy Portfolios, LP from 2007 to 2013; SEI Liquid
                                             Asset Trust from 2006 to 2016 and O'Connor EQUUS
                                             (closed-end investment company) from 2014 to 2016.
--------------------------------------------------------------------------------------------------------

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             For the year ended October 31, 2016
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE FUND (Continued)

----------------------------------------------------------------------------------------------------
NAME AND             POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH        THE TRUST AND LENGTH      IN THE PAST 5 YEARS
                     OF TIME SERVED
----------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
----------------------------------------------------------------------------------------------------
LISA WHITTAKER       Vice President and        Counsel at SEI Investments since 2012. Associate
(Born: 1978)         Assistant Secretary       Counsel and Compliance Officer at The Glenmede Trust
                     (since 2014)              Company, N.A. from 2011 to 2012. Associate at Drinker
                                               Biddle & Reath LLP from 2006 to 2011.
----------------------------------------------------------------------------------------------------
JOHNY.KIM            Vice President and        Attorney, SEI Investment Company (2014-present).
(Born: 1981)         Assistant Secretary       Associate, Stradley Ronon Stevens & Young, LLP
                     (since 2014)              (2009-2014).
----------------------------------------------------------------------------------------------------
BRIDGET E. SUDALL    Anti-Money Laundering     Anti-Money Laundering Compliance Officer and
(Born: 1980)         Compliance Officer and    Privacy Officer since 2015. Senior Associate and
                     Privacy Officer           AML Officer, Morgan Stanley Alternative Investment
                     (since 2015)              Partners, April 2011 to March 2015. Investor Services
                                               Team Lead, Morgan Stanley Alternative Investment
                                               Partners, July 2007 to April 2011.
----------------------------------------------------------------------------------------------------

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             October 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS

For shareholders who do not have an October 31, 2016 taxable year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Fund is designating the following items with regard to distributions paid during the year.


                                                 QUALIFYING
                 ORDINARY                      FOR DIVIDENDS      QUALIFYING       U.S.          INTEREST       SHORT-TERM
  RETURN OF       INCOME           TOTAL          RECEIVED         DIVIDEND     GOVERNMENT        RELATED       CAPITAL GAIN
   CAPITAL    DISTRIBUTIONS    DISTRIBUTIONS    DEDUCTION (1)     INCOME (2)    INTEREST (3)    DIVIDEND (4)    DIVIDENDS (5)
------------------------------------------------------------------------------------------------------------------------------------
    0.01%        99.99%          100.00%            0.01%           0.00%          0.00%            0.00%           0.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDEND" AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTION. INTEREST RELATED DIVIDENDS ARE EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AND IS REFLECTED AS A PERCENTAGE OF SHORT TERM CAPITAL GAIN DISTRIBUTION THAT IS EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

WIN-AR-002-0200

Item 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Thomas Lemke, and he is independent as defined in Form N-CSR Item 3 (a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Winton Diversified Opportunities Fund ("Fund").

KPMG billed the Fund aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                 Fiscal Year 2016                                            Fiscal Year 2015
------------------------------------------------------------------------------------------------------------------------------------
                All fees and      All fees and         All other            All fees and      All fees and         All other
                services to       services to          fees and             services to       services to          fees and
                the Registrant    service              services to          the Registrant    service              services to
                that were         affiliates           that service         that were         affiliates that      service
                pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                approved          approved             did not require      approved          approved             did not require
                                                       pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit        $56,650              $0                   $0                $55,000              N/A                   N/A
    Fees(1)
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-          $0                $0                   $0                  N/A                N/A                   N/A
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax           $6,300              $0                   $0                 $8,500              N/A                   N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All             $0                $0                   $0                  N/A                N/A                   N/A
    Other
    Fees(2)
------------------------------------------------------------------------------------------------------------------------------------

(e)(1) The Fund's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Fund may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by KPMG to non-audit services pursuant to waiver of pre-approval requirement were as follows:

          ----------------------------------------------------
                                       2016           2015
          ----------------------------------------------------
          Audit-Related Fees            0%             0%
          ----------------------------------------------------
          Tax Fees                      0%             0%
          ----------------------------------------------------
          All Other Fees                0%             0%
          ----------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for fiscal years 2016 and 2015 for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years was $6,300 and $8,500, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has adopted the following procedures regarding this matter:

1. Proxy Voting Responsibility - The Fund has delegated proxy voting responsibility to the Adviser. The Adviser's proxy voting policies and procedures are included Appendix B to the Fund's SAI.

2. Compliance Responsibility - The Adviser is responsible for monitoring compliance with its policy and procedures. The Fund's administrator is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4 under the 1940 Act.

3. Disclosure - The Fund's administrator and counsel are responsible for ensuring that appropriate disclosure is made in the Fund's prospectus and SAI.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Fund Management

Winton Capital US LLC (the "Adviser") does not use a traditional portfolio manager structure when managing its clients' accounts, including the Fund. Rather, the Adviser employs a professional research team to perform statistical analysis on historical data related to financial markets in an attempt to identify profitable investment opportunities for its clients. The Adviser's research team includes individuals holding degrees in diverse fields ranging from astrophysics, machine learning, statistics, actuarial sciences and financial mathematics and is responsible for developing the Investment System that forms the basis of the Fund's investment strategy. Messr. Harding , in his capacity as Chief Executive Officer of Winton Capital Group Limited, has ultimate responsibility for the Investment System and how it operates. Therefore, Messr. Harding is primarily responsible for the management of the Fund's portfolio.

Mr. Harding founded Winton in 1997.

(a)(2) Other Accounts Managed by Fund Management and Potential Conflicts of Interest

In addition to the Fund, Messr. Harding is responsible for the day-to-day advisement of certain other accounts, as listed below ("Other Accounts"). The information below is provided as of October 31, 2015 and excludes accounts where Winton has advisory but not discretionary authority.

----------------------------------------------------------------------------------------------------------------
                                REGISTERED                   OTHER POOLED
                           INVESTMENT COMPANIES          INVESTMENT VEHICLES              OTHER ACCOUNTS
                       ---------------------------------------------------------------------------------------------
                          NUMBER                       NUMBER                          NUMBER
                            OF      TOTAL ASSETS         OF         TOTAL ASSETS(1)      OF       TOTAL ASSETS
NAME                     ACCOUNTS    ($ MILLIONS)     ACCOUNTS       ($ MILLIONS)     ACCOUNTS     ($ MILLIONS)
--------------------------------------------------------------------------------------------------------------------
David Winton Harding         2          $47.3           61(1)          $31,105(1)        8(2)        $1,013(2)
--------------------------------------------------------------------------------------------------------------------

(1) Includes 59 accounts with assets under advisement of approximately $32,964 million that are subject to performance- based advisory fees.

(2) Includes 3 accounts with assets under advisement of approximately $423.7 million that are subject to performance-based advisory fees.

CONFLICTS OF INTERESTS. A potential conflict of interest may arise as a result of Winton's provision of advisory services to Other Accounts. Other Accounts may pay higher management fees and/or performance fees than the Fund, and this could create an incentive for Winton to favor such funds in the allocation of investment opportunities.

Winton has implemented procedures that are designed to ensure that investment opportunities are allocated in a manner that: (i) treats all of its clients fairly and equitably; (ii) prevents conflict regarding allocation of investment opportunities among its clients; and (iii) complies with applicable regulatory requirements. For example, Winton uses an allocation algorithm designed to allocate all filled orders ratably based on a defined allocation procedure. Notwithstanding the foregoing, an aggregated order may be allocated on a different basis under certain circumstances depending on factors which include, but are not limited to, available cash, liquidity requirements, risk parameters and legal and/or regulatory requirements.

Winton and its investment personnel may hold investments in Other Accounts. This may create an incentive for Winton and its investment personnel to take investment actions based on those investment interests which might diverge, in some cases, from the interests of other clients or favor or disfavor certain funds over other funds. Any potential conflict that arises from these circumstances is mitigated by several factors, including: (i) the requirement that any material changes to Winton's investment system must be tested, reviewed and approved by Winton's investment management meeting; (ii) the fact that Winton's investment system is designed to achieve long-term capital appreciation as opposed to short-term profits; and (iii) the fact that most of Winton's investments are made in accordance with the signals produced by its investment system.

Certain broker-dealers that Winton may use to execute Fund transactions are also clients of Winton and/or may refer clients to Winton, which creates potential conflicts of interest. These conflicts are addressed by the fact that Winton adheres to a policy that prohibits Winton from considering any factor other than best execution for its clients when Winton executes client transactions.

(a)(3) Compensation Structure of Fund Management Team

Compensation for Messr. Harding includes a fixed salary. Compensation is assessed in accordance with a remuneration policy (designed to support key business strategies without creating incentives for undue risk-taking) and is subject to approval by a remuneration committee chaired by an independent non-executive director of Winton.

(a)(4) Disclosure of Securities Ownership

The Fund is required to show the dollar amount range of Messr. Harding's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). As of the date this filing, Messr. Harding did not beneficially own shares of the Fund.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

Item 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                               Winton Diversified Opportunities Fund


By (Signature and Title)                   /s/ Michael Beattie
                                           -------------------------------------
                                           Michael Beattie
                                           President
Date: January 17, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                   /s/ Michael Beattie
                                           -------------------------------------
                                           Michael Beattie
                                           President
Date: January 17, 2017


By (Signature and Title)                   /s/ Stephen Connors
                                           -------------------------------------
                                           Stephen Connors
                                           Treasurer, Controller and
                                           Chief Financial Officer
Date: January 17, 2017